As filed with the Securities and Exchange Commission on March 11, 2019

Securities Act File No. 333-________

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549.

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

[ ]

Post-Effective Amendment No.

[ ]

Monteagle Funds

(Exact Name of Registrant as Specified in Charter)

2506 Winford Avenue

Nashville, TN  37211

(Address of Registrant’s Principal Executive Offices)

(888) 263-5593

(Registrant’s Telephone Number, including Area Code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copies to:

Paul B. Ordonio, President Monteagle Funds 2506 Winford Avenue Nashville, TN 37211	C. Richard Ropka, Esq. Law Office of C. Richard Ropka, LLC 215 Fries Mill Road Turnersville, NJ 08012

Title of Securities Being Registered: Shares of a series of the Registrant - Monteagle Opportunity Equity Fund.

It is proposed that this Registration Statement will become effective on April 11, 2019 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

THE HENSSLER EQUITY FUND

A SERIES OF THE HENSSLER FUNDS, INC.

3735 Cherokee Street
Kennesaw, Georgia 30144

April XX, 2019

Dear Valued Shareholder:

We wish to provide you with some important information concerning your investment. You are receiving the enclosed Combined Proxy Statement/Prospectus because you own shares of The Henssler Equity Fund (the “Acquired Fund”), a series of The Henssler Funds, Inc. (the “Company”). The Company’s Board of Directors (the “Board”), after careful consideration, has approved the reorganization of The Henssler Equity Fund into the newly created Monteagle Opportunity Equity Fund (the “Acquiring Fund”), a series of the Monteagle Funds (the “Reorganization”). The Acquired Fund and the Acquiring Fund are sometimes each referred to separately as a “Fund” and together as the “Funds.” The Acquired Fund and Acquiring Fund have identical investment objectives and substantially similar principal investment strategies. As a general matter, we believe that after the Reorganization, the Acquiring Fund will provide you with a similar investment strategy, the opportunity to convert your investment on a tax free basis, portfolio management efficiencies including leveraging existing relationships with platforms and fund service providers, and sharing in certain economies realized by the Monteagle Funds and shared among its series to the benefit of shareholders of the Acquiring Fund.

Henssler Asset Management, LLC (“HAM”) is the Acquired Fund’s investment adviser.  In conjunction with the Reorganization,  HAM’s current ownership will reorganize into a successor asset management business known as G.W. Henssler & Associates, Ltd. (“GWH”).  The Reorganization will result in Nashville Capital Corporation (“NCC”) serving as the investment adviser to the Acquiring Fund and GWH, the successor business entity to the Acquired Fund’s adviser, serving as the investment sub-adviser to the Acquiring Fund.  HAM believes that the shareholders of the Acquired Fund will benefit from the Reorganization.

A Special Meeting of Shareholders of the Acquired Fund is to be held at 8:00 a.m. Eastern time on April 29, 2019, at Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147, where shareholders of the Acquired Fund will be asked to vote on the Reorganization of the Acquired Fund into the Acquiring Fund. Enclosed are a Combined Proxy Statement / Prospectus (the “Proxy Statement”) that includes information regarding the Reorganization and the Acquiring Fund, a proxy card for your vote at the meeting, and a postage-prepaid envelope in which to return your proxy card. Also enclosed is the Statement of Additional Information to the Proxy Statement, which should be read in conjunction with the Proxy Statement and provides additional information about the Reorganization and the Acquiring Fund.

At the recommendation of HAM and GWH, the Board concluded that the Reorganization is in the best interests of the Acquired Fund and its shareholders. In approving the Reorganization, the Board considered, among other things, the terms and conditions of the Agreement and Plan of Reorganization, a copy of which is appended to the Proxy Statement as Appendix A (the “Plan of Reorganization”), that the Funds have identical investment objectives and substantially similar principal investment strategies, that other practical alternatives to the Reorganization included a liquidation of the Acquired Fund, which would be a taxable event and, as such, potentially entail adverse consequences for shareholders, whereas it is not anticipated that the Reorganization will have any adverse tax consequences for shareholders.

The Acquiring Fund is a newly organized fund that will commence operation upon the closing of the Reorganization of the Acquired Fund. The Reorganization generally is not expected to result in the recognition of gain or loss by the Acquired Fund or its shareholders for federal income tax purposes. No sales charges or redemption fees will be imposed in connection with the Reorganization. If the shareholders of the Acquired Fund do not approve the Reorganization, then the Reorganization will not be implemented and the Company’s Board of Directors (the “Board”) will consider additional actions with respect to the Acquired Fund, including the possible liquidation of the Acquired Fund.

The Plan of Reorganization provides that the Acquired Fund will transfer all of its assets and liabilities to the Acquiring Fund. In exchange for the transfer of these assets and liabilities, the Acquiring Fund will assume all of the Acquired Fund’s liabilities, known and unknown, and simultaneously issue shares to the Acquired Fund in an amount equal in value to the net asset value of the Acquired Fund’s shares as of the close of business on or about May 1, 2019 (the “Closing Date”). As part of the Reorganization, the Acquired Fund will make a liquidating distribution to its shareholders of the Acquiring Fund shares it receives, so that a holder of shares in the Acquired Fund at the Closing Date will receive the same number of shares of the Acquiring Fund as the shareholder held in the Acquired Fund immediately before the Reorganization. Shareholders who own Investor Class shares of the Acquired Fund will receive Investor Class shares of the Acquiring Fund, and shareholders who own Institutional Class shares of the Acquired Fund will receive Institutional Class shares of the Acquiring Fund.

Following the Reorganization, the Acquired Fund will cease operations. Shareholders of the Acquired Fund will not be assessed any sales charges, redemption fees or any other shareholder fee in connection with the Reorganization.

If you have any questions regarding the proposals to be voted on, please do not hesitate to call (888) 263-5593. If you were a shareholder of record of the Acquired Fund as of the close of business on March 22, 2019, the record date for the Special Meeting, you are entitled to vote on the proposal at the Special Meeting and at any adjournment thereof. While you are, of course, welcome to join us at the Special Meeting, we expect that most shareholders will cast their votes by filling out and signing the enclosed proxy card.

Whether or not you are planning to attend the Special Meeting, we need your vote. Please submit your vote via the options listed on your proxy card. You can mark, sign and date the enclosed proxy card and promptly return it in the enclosed, postage-paid envelope so that the maximum number of shares may be voted. You should follow the enclosed instructions on your proxy card as to how to vote, which includes calling the toll-free number on your proxy card to vote by telephone. You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Trust at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting.

The Board, on behalf of the Acquired Fund, has approved the proposed Reorganization, at the request of HAM and GWH, subject to approval by the Acquired Fund’s shareholders.

Likewise, the Board of Trustees of the Monteagle Funds has authorized the formation of the Acquiring Fund and approved an investment advisory agreement with NCC to serve as the Acquiring Fund’s investment adviser and approved an investment sub-adviser agreement with GWH to serve as the Acquiring Fund’s investment sub-adviser.

More information on the Acquiring Fund, reasons for the proposed Reorganization and benefits to the Acquired Fund’s shareholders is contained in the enclosed Proxy Statement. You should review the Proxy Statement carefully and retain it for future reference. Shareholder approval is required to affect the Reorganization, which is expected to close on May 1, 2019.

Thank you for taking the time to consider these important proposals and for your continuing investment in The Henssler Equity Fund.

Sincerely,

Gene W. Henssler, Ph. D.
President, The Henssler Funds, Inc.

THE HENSSLER FUNDS, INC.

The Henssler Equity Fund

3735 Cherokee Street

Kennesaw, Georgia 30144

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD ON APRIL 29, 2019

To the Shareholders of The Henssler Equity Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Special Meeting”) of The Henssler Equity Fund (the “Acquired Fund”), a series of The Henssler Funds, Inc., is to be held at 8:00 a.m. Eastern time on April 29, 2019, at Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.

The Special Meeting is being held to consider an Agreement and Plan of Reorganization (the “Plan”) providing for the transfer of all the assets of the Acquired Fund to the Monteagle Opportunity Equity Fund (the “Acquiring Fund”), a new series of the Monteagle Funds.

The transfer effectively would be an exchange of your shares of the Acquired Fund for shares of the Acquiring Fund, which would be distributed pro rata by the Acquired Fund to holders of its shares in complete liquidation of the Acquired Fund, and the Acquiring Fund’s assumption of the Acquired Fund’s liabilities, as follows:

The Henssler Funds, Inc.		Monteagle Funds
Investor Class Shares Acquired Fund	→	Investor Class Shares Acquiring Fund
Institutional Class Shares Acquired Fund	→	Institutional Class Shares Acquiring Fund

Those present and the appointed proxies also will transact such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof. Holders of record of the shares of beneficial interest in the Acquired Fund as of the close of business March 22, 2019, are entitled to vote at the Special Meeting or any adjournments or postponements thereof.

If the necessary quorum to transact business or the vote required to approve the Plan is not obtained at the Special Meeting, or if a quorum is obtained but sufficient votes required to approve the Plan are not obtained, the persons named as proxies on the enclosed proxy card may propose one or more adjournments of the Special Meeting to permit, in accordance with applicable law, further solicitation of proxies with respect to the proposal. Whether or not a quorum is present, any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the shares represented at that meeting, either in person or by proxy. The meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice, unless a new record date is established for the adjourned meeting and the adjourned meeting is held less than 10 days or more than 90 days from the record date. The persons designated as proxies may use their discretionary authority to vote on questions of adjournment and on any other proposals raised at the Special Meeting to the extent permitted by the proxy rules of the Securities and Exchange Commission (the “SEC”), including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

By order of the Board of Directors of The Henssler Funds, Inc.,

Gene W. Henssler, Ph. D.
President, The Henssler Funds, Inc.

IMPORTANT — We urge you to sign and date the enclosed proxy card and return it in the enclosed addressed envelope, which requires no postage and is intended for your convenience. You also may vote in person at the time and at the address indicated on your proxy card. Your prompt vote may save The Henssler Equity Fund the necessity of further solicitations to ensure a quorum at the Special Meeting.

THE HENSSLER FUNDS, INC.

The Henssler Equity Fund

3735 Cherokee Street

Kennesaw, Georgia 30144

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT

We recommend that you read the complete Combined Proxy Statement/Prospectus enclosed herewith. The following Questions and Answers provide an overview of the key features of the Reorganization and of the information contained in the Combined Proxy Statement/Prospectus.

Q.

What is this document and why did we send it to you?

A.

The Combined Proxy Statement/Prospectus provides you with information about a proposed reorganization of The Henssler Equity Fund (the “Acquired Fund”) into the Monteagle Opportunity Equity Fund (the “Acquiring Fund”) (the “Reorganization”). The Acquired Fund is a series of The Henssler Funds, Inc., and the Acquiring Fund is a series of the Monteagle Funds. The Acquired Fund and the Acquiring Fund are sometimes each referred to separately as a “Fund” and together as the “Funds.” The Funds pursue the same investment objective and employ substantially similar investment strategies. When the Reorganization is completed, your shares of the Acquired Fund will have been effectively exchanged for shares of the Acquiring Fund, and the Acquired Fund will be terminated as a series of The Henssler Funds, Inc. Please refer to the Combined Proxy Statement/Prospectus for a detailed explanation of the Reorganization and a more complete description of the Acquiring Fund.

You are receiving this Combined Proxy Statement/Prospectus because you own shares of the Acquired Fund as of March 22, 2019 (the “Record Date”). The Board of Directors of The Henssler Funds, Inc. (the “Board”) has called the Special Meeting, at which you will be asked to vote on the Reorganization. If shareholders of the Acquired Fund do not vote to approve the Reorganization, the Directors of The Henssler Funds, Inc. will consider other possible courses of action in the best interests of shareholders, including liquidation of the Acquired Fund.

Q.

Why is the Reorganization being proposed?

A.

The Company’s Board of Directors has called the Special Meeting at which you will be asked to vote on the Reorganization of the Acquired Fund, a series of The Henssler Funds, Inc. with and into the Acquiring Fund, a series of the Monteagle Funds.  Nashville Capital Corporation (“NCC”), adviser to the Acquiring Fund, advises six additional series of the Monteagle Funds and believes it may help in the marketing and growth of the Acquiring Fund. NCC believes that its Monteagle Funds platform and exiting client base present the opportunity for higher Acquiring Fund net assets, which will lead to an increased likelihood of realizing economies of scale and lower total operating expenses of the Acquiring Fund to the benefit of shareholders.   In addition, NCC has agreed to which is the successor which is the Acquiring Fund’s Investor Class Shares and Institutional class Shares which are currently in place for the Acquired Fund.  Henssler Asset Management, LLC (“HAM”) and its successor G.W. Henssler & Associates, Ltd. (“GWH”) believe the Reorganization would be beneficial to shareholders and would potentially make the Acquiring Fund more attractive to prospective investors. This could increase the Acquiring Fund’s asset base, which could over time result in lower operating expenses as a percentage of assets. Therefore, HAM and GWH have recommended, and the Board has approved, the Reorganization and this combined proxy statement/prospectus.

Q.

Has the Board of Directors approved the Reorganization?

A.

Yes, the Board has approved the Reorganization. The Henssler Funds, Inc. Board has determined that the Reorganization is in the best interests of the shareholders of the Acquired Fund.

Q.

Who will manage the Acquiring Fund?

A.

Currently, HAM is the investment adviser to the Acquired Fund and provides day-to-day portfolio management services to the Acquired Fund pursuant to an Investment Advisory Agreement and certain fund day-to-day operational services through an Operating Services Agreement.  After the Reorganization of the Acquired Fund, NCC will become the Acquiring Fund’s investment adviser. G.W. Henssler & Associates, Ltd. will become the Acquiring Fund’s investment sub-adviser and will continue to be responsible for the day-to-day management of the Acquiring Fund’s portfolio.  GWH and HAM have common ownership and GWH’s investment management team has provided portfolio management on behalf of the Acquired Fund since January 2016 and will continue to be responsible for the day-to-day management of the Acquiring Fund’s portfolio following the Reorganization. The Reorganization will not change the way your investment assets are managed, although GWH, as sub-adviser, will now be subject to the oversight of NCC, as the investment adviser. As investment adviser to the Acquiring Fund, NCC will provide investment advisory services to the Acquiring Fund, including the oversight of GWH, as the Acquiring Fund’s sub-adviser, ensuring quality control of GWH’s investment process and monitoring and measuring the Acquiring Fund’s risk and return against appropriate benchmarks and peers.

Q.

What will happen to my existing shares? Will my expenses remain the same?

A.

Your shares of the Acquired Fund will be exchanged for shares of the Acquiring Fund. Shareholders of Investor Class Shares of the Acquired Fund will receive Investor Class Shares of the Acquiring Fund, and shareholders of Institutional Class Shares of the Acquired Fund will receive Institutional Class shares of the Acquiring Fund. You will not pay any sales charges in connection with the Reorganization. The new shares you receive will be equal in number and have the same total value as your Acquired Fund shares immediately prior to the Reorganization, so that the value of your investment will remain exactly the same.

The Acquiring Fund’s advisory fee will be higher than the current advisory fee of the Acquired Fund (NCC, as adviser of the Acquiring Fund, will be paid a fee equal to 0.85% of the Acquiring Fund’s average daily net assets which is higher than the management fee of 0.50% currently paid by the Acquired Fund).  Under the expense structure of the Acquiring Fund, NCC will pay GWH a sub-advisory fee.  In addition, NCC will pay all the Fund’s day-to-day operational expenses under an Operating Services Agreement similar to that which is currently in place with HAM in the Acquired Fund fee structure.  The total expense ratio for the Acquiring Fund is expected to be identical to the Acquired Fund, and shareholders are not expected to be impacted by the Acquiring Fund’s proposed fee structure, discussed below, and are expected to benefit from lower estimated “Other Expenses” in the longer term due to operational and management efficiencies.  The Acquiring Fund’s Investor Class and Institutional Class shares will have identical operating services fees as those of the Acquired Fund’s Investor Class and Institutional Class shares.  Additionally, it is expected that the Acquiring Fund will have lower Other Expenses and gross total expenses than the Acquired Fund in the longer term.  The expenses of the Acquired Fund are currently to .70% and .20% via a similar operating servicing agreement with HAM.

Q.

How will the Reorganization affect me as a shareholder?

A.

Upon the closing of the Reorganization, Acquired Fund shareholders will become shareholders of the Acquiring Fund. With the Reorganization, all the assets and the liabilities of the Acquired Fund will become those of the Acquiring Fund. Shareholders of Investor Class Shares of the Acquired Fund will receive Investor Class Shares of the Acquiring Fund, and shareholders of Institutional Class Shares of the Acquired Fund will receive Institutional Class shares of the Acquiring Fund. An account will be created for each shareholder that will be credited with shares of the Acquiring Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Acquired Fund shares at the time of the Reorganization.

No physical share certificates will be issued to shareholders.

Q.

Will the Board and Service Providers Change?

A.

The Company and the Monteagle Funds have different Boards of Directors/Trustees. The Company and the Monteagle Funds also have different arrangements for custody, administration, accounting, transfer agency, and distribution services (“Third Party Service Arrangements”). Third Party Service Arrangements are provided to the Company and the Monteagle Funds by the following:

	Company	Monteagle Funds
Administrator	ALPS Fund Services, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203	Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147
Distributor	ALPS Distributors, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203	Arbor Court Capital, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147
Transfer Agent	ALPS Fund Services, Inc. 1290 Broadway, Suite 1100 Denver, Colorado 80203	Mutual Shareholder Services, LLC 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147
Auditor	Cohen & Company, Ltd. 1350 Euclid Ave., Suite 800 Cleveland, Ohio 44115	Cohen & Company, Ltd. 1350 Euclid Ave., Suite 800 Cleveland, Ohio 44115
Custodian	Fifth Third Bank, N.A. 38 Fountain Square Plaza Cincinnati, Ohio 45263	Huntington National Bank 41 South High Street Columbus, Ohio 43215

Q.

How will the proposed Reorganization affect the fees and expenses I pay as a shareholder of the Acquired Fund?

A.

While the total fees and expenses will remain the same, the Acquiring Fund will pay a higher annual investment advisory fee rate to NCC than currently paid by the Acquired Fund to HAM. The fees paid to GWH (f/k/a HAM) as investment sub-adviser to the Acquiring Fund will be paid by NCC from its advisory fee and not by the Acquiring Fund. Following the Reorganization, the total annual fund operating fees and expenses of the Acquiring Fund are expected to remain the same as those of the Acquired Fund, including accounting, administration, transfer agency, custody and auditing fees. In addition, like the Acquired Fund, the Acquiring Fund will pay to NCC under the terms and conditions of a Operating Services Agreement, a fee at an annual rate of 0.70% of its average daily net assets to provide non-distribution administrative and servicing support services for the Investor Class and a fee at an annual rate of 0.20%  of its average daily net assets to provide non-distribution administrative and servicing support services for the Institutional Class. HAM believes that while the total annual fees are currently identical to the Acquired Fund the new structure and relationship to be established with the Monteagle Funds and NCC may potentially make the Acquiring Fund more attractive to prospective investors and potentially result in an increase in the Acquiring Fund’s asset base, which could over time result in lower operating expenses as a percentage of assets.

Q.

Are the Funds’ Objectives Different?

A.

No. Each Fund’s investment objective is to seek growth of capital.

Q.

Are the Funds’ Principal Investment Strategies Different?

A.

No. Each Fund’s Principal Investment Strategies are identical.

Q.

When will the Reorganization occur?

A.

The Reorganization is expected to take effect on or about May 1, 2019, or as soon as possible thereafter.

Q.

Who will pay for the Reorganization?

A.

The costs of the Reorganization will be borne by NCC and GWH, regardless of whether the Closing occurs. The costs of the Reorganization are expected to be approximately $50,000.00.

Q.

Will the Reorganization result in any federal tax liability to me?

A.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization. If the Reorganization so qualifies, shareholders of the Acquired Fund will not recognize a gain or loss in the transaction.

Q.

Can I redeem my shares of the Acquired Fund before the Reorganization takes place?

A.

Yes. You may redeem your shares, at any time before the Reorganization takes place, as set forth in the Acquired Fund’s prospectus. If you choose to do so, your request will be treated as a normal exchange or redemption of shares. Shares that are held as of May 1, 2019 will be exchanged for shares of the Acquiring Fund.

Q.

Will shareholders have to pay any sales load, commission or other similar fee in connection with the Reorganization?

A.

No. Shareholders will not pay any sales load, commission or other similar fee in connection with the Reorganization.

Q.

Are there differences in front-end sales loads or contingent deferred sales charges?

A.

No.  Neither Fund has front-end sales loads or contingent deferred sales charge.

Q.

How do I vote my shares?

A.

You can vote your shares by mail by following the instructions on the enclosed proxy card. You may also vote your shares in person by attending the meeting in person on April 29, 2019 at Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147.

Q.

Who should I call with questions about this proxy?

A.

If you have any questions about the Reorganization, Plan, Proxy Statement or the proxy card, please do not hesitate to call (888) 263-5593.

Important additional information about the Reorganization is set forth in the accompanying Combined Proxy Statement/Prospectus.

Please read it carefully.

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and will avoid the time and expense to HAM in validating your vote if you fail to sign your proxy card properly.

1.

Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2.

Joint Accounts: Each party must sign the proxy card. Each party should sign exactly as shown in the registration on the proxy card.

3.

All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration Valid Signature

Corporate Accounts

(1)

ABC Corp.

ABC Corp.

(2)

ABC Corp.

John Doe, Treasurer

(3)

ABC Corp.

c/o John Doe, Treasurer

John Doe

(4)

ABC Corp.

Profit Sharing Plan

John Doe, Trustee

Trust Accounts

(1)

ABC Trust

Jane B. Doe, Trustee

(2)

Jane B. Doe, Trustee

u/t/d 12/28/78

Jane B. Doe

Custodial or Estate Accounts

(1)

John B. Smith, Cust.

f/b/o John B. Smith, Jr. UGMA

John B. Smith

(2)

Estate of John B. Smith

John B. Smith, Jr., Executor

We encourage you to review all the important information contained in the proxy materials before voting.

PROXY STATEMENT FOR

THE HENSSLER EQUITY FUND, A SERIES OF THE HENSSLER FUNDS, INC.

The Henssler Equity Fund

3735 Cherokee Street

Kennesaw, Georgia 30144

PROSPECTUS FOR

MONTEAGLE OPPORTUNITY EQUITY FUND,

A SERIES OF MONTEAGLE FUNDS

Nashville Capital Corporation
2506 Winford Avenue

Nashville, TN  37211

DATED APRIL XX, 2019

RELATING TO THE REORGANIZATION OF
THE HENSSLER EQUITY FUND
WITH AND INTO
MONTEAGLE OPPORTUNITY EQUITY FUND

This Combined Proxy Statement/Prospectus is furnished to you as a shareholder of The Henssler Equity Fund (the “Acquired Fund”), a series of The Henssler Funds, Inc., a Maryland corporation (the “Company”). As provided in the Agreement and Plan of Reorganization (the “Plan of Reorganization”), the Acquired Fund will be reorganized into the Monteagle Opportunity Equity Fund (the “Acquiring Fund”), a series of the Monteagle Funds (“the Monteagle Funds”), a Delaware statutory business trust (the “Reorganization”). The Plan of Reorganization will be presented at a Special Meeting of Shareholders (the “Special Meeting”) of the Acquired Fund, at Mutual Shareholder Services, LLC, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147 on April 29, 2019, at 8:00 a.m. Eastern time. At the Special Meeting, shareholders of the Acquired Fund will be asked to consider and approve the Plan of Reorganization. A copy of the Plan of Reorganization is attached as Appendix A. The Acquired Fund and the Acquiring Fund are each referred to herein as a “Fund”, and together, the “Funds.” For purposes of this Combined Proxy Statement/Prospectus, the terms “shareholder,” “you” and “your” may refer to the shareholders of the Acquired Fund.

PROPOSAL

1.

Approval of the Plan of Reorganization, which provides for: (i) the transfer of all of the assets of the Acquired Fund in exchange solely for shares of the Acquiring Fund and the Acquiring Fund’s assumption of all of the Acquired Fund’s liabilities, known and unknown; and (ii) the distribution of Investor Class and Institutional Class shares of the Acquiring Fund so received to the prospective shareholders of the Acquired Fund.

2.

To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

The Plan of Reorganization provides that the Acquired Fund will transfer all its assets to the Acquiring Fund. In exchange for the transfer of these assets, the Acquiring Fund will assume all of the Acquired Fund’s liabilities, known and unknown, and will simultaneously issue Investor Class and Institutional Class shares to the Acquired Fund in an amount equal in value to the net asset value (“NAV”) of the Acquired Fund’s shares as of the close of business on the business day preceding the foregoing transfers (the “Reorganization”). These transfers are expected to occur on or about May 1, 2019 (the “Closing Date”).

Immediately after the transfer of the Acquired Fund’s assets and liabilities, the Acquired Fund will make a liquidating distribution to its shareholders of the Acquiring Fund Investor Class and Institutional Class shares received, so that a holder of Investor Class and Institutional Class shares, respectively, in the Acquired Fund at the Closing Date of the Reorganization will receive a number of Investor Class and Institutional Class shares of the Acquiring Fund with the same aggregate value as the shareholder had in the Investor Class or Institutional Class Shares, respectively, of the Acquired Fund immediately before the Reorganization. At the Closing Date of the Reorganization, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund. If shareholders of the Acquired Fund do not vote to approve the Reorganization, the Directors of The Henssler Funds, Inc. will consider other possible courses of action in the best interests of the Acquired Fund and its shareholders, including liquidation of the Acquired Fund.

Each of the Monteagle Funds and The Henssler Funds, Inc. is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Henssler Funds, Inc. is a Maryland corporation and the Monteagle Fund is a Delaware statutory business trust. Henssler Asset Management, LLC (“HAM”) is the investment adviser to the Acquired Fund. HAM is in the process of reorganizing its business structure into G.W. Henssler & Associates, Ltd. (“GWH”). HAM believes the shareholders of the Acquired Fund will benefit from the Reorganization where Nashville Capital Corporation will serve as the investment adviser to the Acquiring Fund and HAM will serve as the investment sub-adviser to the Acquiring Fund.  ALPS Fund Services, Inc. is the transfer agent and redemption and dividend disbursing agent for the Acquired Fund and provides certain administrative services.  Mutual Shareholder Services, LLC is the transfer agent, administrator and fund accounting agent for the Acquiring Fund.  Cohen & Company, Ltd. is the Independent registered public accounting firm and Pascual LLC serves as legal counsel to The Henssler Funds, Inc.  Cohen & Company, Ltd. is the independent public accounting firm and the Law Office of C. Richard Ropka, LLC serves as legal counsel to the Monteagle Funds and Acquiring Fund.  ALPS Distributors, Inc. is the principal distributor of the Acquired Fund.  Arbor Court Capital, LLC is the principal distributor of the Acquiring Fund. The Monteagle Funds is a multiple series trust that offers six (6) portfolios managed by common adviser and each having a separate sub-adviser. As of December 31, 2018, the Monteagle Funds consisted of multiple portfolios representing approximately $114,960,855 million in assets. The Monteagle Funds is not affiliated with the Company or the Acquired Fund. The Company and the Monteagle Funds have different Boards of Directors/Trustees.

As explained in greater detail below, the approval of this proposal will, in effect, ratify or approve actions taken by the Board of Trustees of the Monteagle Funds, on behalf of the Acquiring Fund, to approve an investment advisory agreement with NCC and the sub-advisory agreement with GWH  The sole initial shareholder of the Acquiring Fund will provide initial shareholder approval of these agreements.

This Proxy Statement contains information you should know before voting on the proposed Reorganization. Please read this Proxy Statement and keep it for future reference. If you need additional copies of this Proxy Statement, please contact the Acquired Fund toll-free at (800) 936-3863 or in writing at The Henssler Funds, Inc., 3735 Cherokee Street, Kennesaw, GA 30144. Additional copies of this Proxy Statement will be delivered to you promptly upon request. For a free copy of The Henssler Equity Fund’s annual report for the fiscal year ended April 30, 2018 or the semi-annual report for the period ended October 31, 2018, please contact the Acquired Fund toll-free at (800) 936-3863, at www.henssler.com, or in writing at, The Henssler Funds, Inc., 3735 Cherokee Street, Kennesaw, GA 30144.

This Proxy Statement/Prospectus sets forth information that a shareholder of the Acquired Fund should know before voting on the Reorganization and should be retained for future reference. The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated into this Proxy Statement/Prospectus by reference (That means that those documents are considered legally to be part of this Proxy Statement/Prospectus):

•

The Prospectus and Statement of Additional Information for the Acquired Fund, a series of the Company, dated August 28, 2018 (as supplemented to date), Accession No. 0001398344-18-012626;

•

The Annual Report to Shareholders of the Acquired Fund for the fiscal year ended April 30, 2018, Accession No. 0001398344-18-009821;

•

The Semi-Annual Report to Shareholders of the Acquired Fund, for the fiscal period ended October 31, 2018, Accession No. 0001398344-19-000101;

•

The Prospectus dated April XX, 2019, of the Acquiring Fund, a series of the Monteagle Funds, [Accession No.

   ] which is also enclosed with this Proxy Statement/Prospectus; and

•

A Statement of Additional Information (“SAI”) dated April XX, 2019, relating to this Proxy Statement/Prospectus, which has been filed with the SEC, [Accession No.      ].

The Acquiring Fund is newly-organized and currently has no assets or liabilities. The Acquiring Fund has been created in connection with the Reorganization for the purpose of acquiring the assets and liabilities of the Acquired Fund and will not commence operations until the date of the Reorganization. For a detailed discussion of the investment objectives, policies, risks and restrictions of the Acquired Fund, see the Prospectus for the Fund dated August 28, 2018.

The Acquired Fund’s Prospectus dated August 28, 2018 and Annual Report to Shareholders for the fiscal year ended April 30, 2018, containing audited financial statements, and the Semi-Annual Report to Shareholders for the period ended October 31, 2018 have been previously mailed to shareholders. Copies of these documents are available upon request and without charge by writing to The Henssler Funds, Inc., through the Internet at www.henssler.com or by calling toll-free (800) 936-3863.

This Proxy Statement will be mailed on or about April XX, 2019 to shareholders of record of the Acquired Fund as of March 22, 2019 (the “Record Date”). Copies of these materials and other information about the Monteagle Funds, The Henssler Funds, Inc., the Acquired Fund, and the Acquiring Fund are available upon request and without charge by writing to the address below or by calling the telephone numbers listed as follows:

For inquiries regarding the Acquired Fund: For inquiries regarding the Acquiring Fund or the Monteagle Funds:

The Henssler Equity Fund 3735 Cherokee Street Kennesaw, Georgia 30144 (800) 936-3863 www.henssler.com	Monteagle Opportunity Equity Fund 2506 Winford Avenue Nashville, TN 37211 (888) 263-5593 www.monteaglefunds.com

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Fund.

The Monteagle Funds and The Henssler Funds, Inc. are subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 (the “1940 Act”) and file reports, proxy materials and other information with the SEC. Such reports, proxy materials and other information may be inspected and copied at the Public Reference Room of the SEC at 100 F Street, N.E., Washington, D.C. 20549 (information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090). Such materials are also available on the SEC’s EDGAR Database on its Internet site at www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail request addressed to publicinfo@sec.gov or by writing to the SEC’s Public Reference Room.

TABLE OF CONTENTS

SUMMARY

5

The Reorganization

5

Federal Tax Consequences

5

Investment Objectives and Principal Investment Strategies

6

Fees and Expenses

6

Portfolio Turnover

7

BOARD CONSIDERATIONS

7

COMPARISON OF THE EXISTING FUND AND THE NEW FUND

8

Investment Objectives and Principal Investment Strategies

8

Comparison of Investment Objectives and Principal Investment Strategies

9

Fundamental Investment Policies

9

Risks of the Funds

10

Performance History

12

Management of the Funds

12

Portfolio Managers

14

Legal Proceedings

14

Dividends, Distributions and Taxes

16

Payments to Broker-Dealers and Other Financial Intermediaries.

16

FINANCIAL HIGHLIGHTS

16

INFORMATION RELATING TO THE REORGANIZATION

17

Description of the Reorganization

17

Reasons for the Reorganization

17

Terms of the Reorganization

17

Federal Income Taxes

18

Expenses of the Reorganization

18

Continuation of Shareholder Accounts and Plans; Share Certificates

18

OTHER INFORMATION

18

Capitalization

18

The Proxy

18

Shareholder Information

19

Voting Securities and Voting

20

Shareholder Rights and Obligations

20

Shareholder Proposals

21

APPENDIX A: AGREEMENT AND PLAN OF REORGANIZATION
APPENDIX B: FINANCIAL HIGHLIGHTS

APPENDIX C: MONTEAGLE OPPORTUNITY EQUITY FUND PROSPECTUS DATED APRIL XX, 2019, AS SUPPLEMENTED TO DATE

SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Proxy Statement/Prospectus and is qualified in its entirety by references to the more complete information contained herein. Shareholders should read the entire Combined Proxy Statement/Prospectus carefully.

Each of the Monteagle Funds and The Henssler Funds, Inc. is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Henssler Funds, Inc. is a Maryland corporation and the Monteagle Funds is a Delaware statutory business trust. The Acquired Fund is organized as a separate series of The Henssler Funds, Inc. The Acquiring Fund is organized as a separate series of the Monteagle Funds. Each Fund’s investment objective, which are identical, is to seek long-term growth of capital. The Acquiring Fund will employ an investment strategy identical to the Acquired Fund that emphasizes long-term capital appreciation and safety of principal. Under normal circumstances, The Acquiring Fund invests more than 90% of its total assets in common stocks of companies identified by the Acquiring Fund’s investment sub-adviser, G.W. Henssler & Associates, Ltd. (the “Sub-adviser”), based on the characteristics below. The Acquiring Fund may invest in companies of any size, and the Acquiring Fund typically holds its common stock investments until the fundamentals of the issuer change or other opportunities present themselves. In addition, the Acquiring Fund may invest up to 20% of its total assets in common stocks of foreign issuers that are traded in the United States and in American Depositary Receipts of foreign companies. When selecting common stocks for the Acquiring Fund, the Sub-adviser seeks companies that exhibit the following characteristics: i) undervalued assets; ii) strong balance sheet characteristics and financial foundations; iii) high earnings expectations; and iv) quality management and potential for future growth.  Factors deemed important by the Sub-adviser in selecting securities of such companies include, but are not limited to: i) price; ii) price history; and iv) price-to-earnings ratio.

The Acquiring Fund believes that its focus on the fundamentals of the businesses it invests in results in the purchase of above-average, high-quality securities with strong-growth potential.

Henssler Asset Management, LLC (“HAM”) is the Acquired Fund’s investment adviser. HAM and G.W. Henssler & Associates, LLC have the identical ownership.  GWH’s investment management team have acted as the Acquired Fund’s portfolio managers since January 2016.  As part of this reorganization the ownership of HAM and GWH has determined to have GWH serve as the Acquiring Fund’s investment sub-advisor.  HAM believes that the shareholders of the Acquired Fund will benefit from the Reorganization where NCC will serve as investment adviser to the Acquiring Fund. NCC currently advises six other series of the Monteagle Funds, and the parties to the Reorganization believe it will provide the Acquiring Fund increased opportunities for asset growth.

In connection with the Reorganization, NCC and HAM have agreed to pay for all direct and indirect expenses relating to the Reorganization, including all expenses related to the proxy, shareholder meeting, notices, and transfers of data as may be required, legal expenses and service provider transition fees.

The Reorganization

Background. The Board of The Henssler Funds, Inc., including all the Directors who are not “interested persons” of the Company (as defined in the 1940 Act) (the “Independent Directors”), on behalf of the Acquired Fund, at the recommendation of HAM, has approved the Agreement and Plan of Reorganization (the “Plan of Reorganization”), and concluded that the Reorganization would be in the best interests of the Acquired Fund and its shareholders, and that the interests of existing shareholders in the Acquired Fund will not be diluted as a result of the transaction contemplated by the Reorganization. Likewise, the Board of the Monteagle Funds, including all the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”), on behalf of the Acquiring Fund, concluded that completion of the Reorganization is advisable and would be in the best interests of the shareholders of the Fund, and that the interests of the shareholders of the Fund will not be diluted as a result of the Reorganization.

The Proposed Reorganization. The Plan of Reorganization provides for:

•

the transfer of all the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Investor Class and Institutional Class shares of the Acquiring Fund;

•

the distribution of such shares to the Acquired Fund’s shareholders; and

•

the termination of the Acquired Fund as a separate series of the Company.

If the proposed Reorganization is completed, the Acquiring Fund will acquire all the assets and assume all of the liabilities of the Acquired Fund; and shareholders of the Acquired Fund will receive shares of the Acquiring Fund with an aggregate NAV equal to the aggregate NAV of the Acquired Fund shares that the shareholders owned immediately prior to the Reorganization.

Federal Tax Consequences

The Reorganization is intended to qualify for federal tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”). If the Reorganization so qualifies, shareholders of the Acquired Fund will not recognize gain or loss in the transaction.

Investment Objectives and Principal Investment Strategies

Each Fund’s investment objective is to seek growth of capital. The Acquiring Fund has adopted an investment policy to invest, under normal circumstances, at least 90% of its net assets in a diversified portfolio of equity securities. The strategies of the Acquiring Fund will be substantially similar to those of the Acquired Fund.  For a comparison of each Fund’s investment objective and principal investment strategies, see “Investment Objectives” below. For information on risks, see “Comparison of the Acquired Fund and Acquiring Fund — Risks of the Funds”, below.

Fees and Expenses

As an investor, shareholders pay fees and expenses to buy and hold shares of the Fund. Shareholders may pay shareholder fees directly when they buy or sell shares. Shareholders pay annual fund operating expenses indirectly because they are deducted from Fund assets. The following tables allow you to compare the shareholder fees and annual fund operating expenses as a percentage of the aggregate daily net assets of each Fund that you may pay for buying and holding shares of the Fund. The Acquired Fund’s expenses are based upon the most recent audited financial statements as of April 30, 2018.

Shareholder Fees (fees paid directly from your investment):

	Acquired Fund Investor Class Shares	Acquired Fund Institutional Class Shares	Pro Forma Acquiring Fund Investor Class shares	Pro Forma Acquiring Fund Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None
Redemption Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)*:

	Acquired Fund Investor Class Shares	Pro-Forma Acquiring Fund Investor Class shares
Management Fees	0.50%	0.85%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses (2)	0.35%	--
Operating Services Fee	0.70%	0.70%
Total of all Other Expenses	1.05%	1.55%
Acquired Fund Fees and Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses (1)	1.55%	1.55%

	Acquired Fund Institutional Class Shares	Pro-Forma Acquiring Fund Institutional Class shares
Management Fees	0.50%	0.85%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses (2)	0.35%	--
Operating Services Fee	0.20%	0.20%
Total of all Other Expenses	0.55%	1.05%
Acquired Fund Fees and Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses (1)	1.05%	1.05%

(1)

“Total Annual Fund Operating Expenses” do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses. Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund as a result of its investments in investment companies and other pooled investment vehicles.

(2)

Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.

*

There is no guarantee that actual expenses will be the same as those shown in the table. Pro Forma expenses of the Acquiring Fund are based on estimated amounts for the current fiscal year. NCC and HAM will share in the costs incurred in connection with the Reorganization. Accordingly, expenses associated with the Reorganization have not been reflected in the tables above.

Examples

These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investor Class	1 year	3 years	5 years	10 years
Acquired Fund	$158	$489	$844	$1,843
Pro-Forma Acquiring Fund	$158	$489	$844	$1,843

Institutional Class	1 year	3 years	5 years	10 years
Acquired Fund	$107	$334	$579	$1,281
Pro-Forma Acquiring Fund	$107	$334	$579	$1,281

The Examples above should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. NCC and HAM will share in the costs incurred in connection with the Reorganization. Accordingly, expenses associated with the Reorganization have not been reflected in the tables above.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. The Acquiring Fund intends to adopt the historical performance of the Acquired Fund. During the most recent fiscal year, the Acquired Fund’s portfolio turnover rate was 6% of the average value of its portfolio. The Acquiring Fund is expected to have a similar portfolio turnover rate that will be less than 100% of the average value of its portfolio.

BOARD CONSIDERATIONS

Information regarding the Letter of Intent was presented to the Board of the Acquired Fund, including a majority of the Independent Directors, at meetings held on December 14, 2018. The Board of the Acquired Fund, including a majority of the Independent Directors, held a special telephonic meeting held on March 8, 2019.  The Plan of Reorganization will be presented to the Board during the regularly scheduled board meeting on March 22, 2019.  At the meetings, representatives of HAM and/or NCC provided, and the Board reviewed with the assistance of independent legal counsel, detailed information about the Reorganization. In particular, the Board received a reorganization Letter Agreement dated October 26, 2018 from NCC, along with a draft Agreement and Plan of Reorganization and additional analysis and other information presented by NCC and HAM. At the December 14, 2018 meeting, the Board discussed the professional background of the key personnel at NCC. They noted that HAM through its successor entity G.W. will continue the Acquired Fund’s principal investment strategies currently utilized by the Acquired Fund. At the March 8, 2019 and March 22, 2019 meetings, the Board considered the revised Plan of Reorganization and Section 15(f) of the Investment Company Act of 1940 in particular, as well as representations and assurances made by NCC and HAM, that each will and will cause each of its affiliates to, conduct its business and use commercially reasonable efforts in such a way as to ensure that no undue burden is imposed on the Acquiring Fund due to the Reorganization. The Board evaluated this and all other relevant information that had been provided to it by NCC and HAM and determined that the Reorganization was in the best interests of the Acquired Fund and its shareholders and that interests in the Acquired Fund would not be diluted as a result of the Reorganization.

The Board considered the potential benefits, risks and costs of the Reorganization to shareholders of the Acquired Fund. In this regard, the Board considered the following factors, among others:

1.

The assets of the Acquired Fund to be acquired in this Reorganization shall consist of all assets and property, including, without limitation, all rights of the Acquired Fund, cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Effective Date, books and records, including books and records maintained by the investment adviser to the Acquired Fund, and any other property and records owned by the Acquired Fund on the Effective Date (collectively, the “Assets”);

2.

The liabilities of the Acquired Fund to be acquired in this Reorganization shall consist of all stated liabilities of the Acquired Fund on the Effective Date (e.g., reflected on financial statements and disclosed to NCC);

3.

NCC and HAM, (but not the Fund), will bear the costs of Reorganization; NCC and HAM have agreed to pay all costs of the Reorganization and shareholder proxies to effect this Reorganization.

4.

After the Reorganization, shareholders will be invested in the Acquiring Fund with identical principal investment strategies;

5.

The Reorganization will allow shareholders to maintain their investment in an open-end mutual fund;

6.

The investment adviser and portfolio managers of the Acquired Fund will continue as sub-adviser and portfolio managers of the Acquiring Fund;

7.

NCC is committing to continuing the strategy of the Fund, the Reorganization is intended to be a tax-free reorganization for shareholders.

8.

NCC has resources and a larger Monteagle Fund complex available to grow and scale Fund operations, so that the shareholders may potentially benefit from economies of scale; and

9.

NCC and HAM have made certain representations to ensure that the Acquiring Fund is not unduly burdened, in accordance with Section 15(f) of the 1940 Act, as applicable.

In considering the Reorganization and approving the Plan of Reorganization at the recommendation of HAM, the Board did not identify any single factor as being of paramount importance, and different Directors may have given different weight to different factors. The Board was provided information and discussed in detail any compensation payable to HAM. Based on such review, including an evaluation of the information presented to them, the Board (on behalf of the Acquired Fund), including all of the Independent Directors, considering its fiduciary duties and in the exercise of its business judgment, concluded that (i) the Reorganization would be in the best interests of the Acquired Fund and its shareholders, and (ii) the interests of existing shareholders in the Acquired Fund would not be diluted as a result of the Reorganization. Accordingly, at the recommendation of HAM, and subject to shareholder approval and certain approvals by the Monteagle Funds which have subsequently been satisfied, the Board approved the Reorganization.

COMPARISON OF THE EXISTING FUND AND THE NEW FUND

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

This section will help you compare the investment objectives and principal investment strategies of the Acquired Fund with those of the Acquiring Fund. This section also describes the key differences, if any, between the Funds. Please be aware that this is only a brief discussion. More complete information may be found in each Fund’s prospectus.

The strategies of both the Acquired Fund and the Acquiring Fund are described below. The strategies of the Acquiring Fund will be identical to those of the Acquired Fund, as summarized in the chart below.

	Acquired Fund	Acquiring Fund
Advisory Structure	Adviser: Henssler Asset Management, LLC	Adviser: Nashville Capital Corporation Subadvisor: G.W. Henssler & Associates, LLC
Investment Objective	To seek growth of capital.	Identical to Acquired Fund.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing substantially all its assets in securities listed on a national securities exchange.

To meet its investment objective, the Fund will employ an investment strategy that emphasizes long-term capital appreciation and safety of principal. Under normal circumstances, the Fund invests more than 90% of its total assets in common stocks of companies identified by the Fund’s investment sub-adviser, G.W. Henssler & Associates, LTD (the “Sub-adviser”), based on the characteristics below. the Fund may invest in companies of any size, and the Fund typically holds its common stock investments until the fundamentals of the issuer change or other opportunities present themselves. In addition, the Fund may invest up to 20% of its total assets in common stocks of foreign issuers that are traded in the United States and in American Depositary Receipts of foreign companies. When selecting common stocks for the Fund, the Sub-adviser seeks companies that exhibit the following characteristics:

•

undervalued assets;

•

strong balance sheet characteristics and financial foundations;

•

high earnings expectations; and

•

quality management and potential for future growth.

Factors deemed important by the Sub-adviser in selecting securities of such companies include, but are not limited to:

•

price;

•

price history; and

•

price-to-earnings ratio.

The Fund believes that its focus on the fundamentals of the businesses it invests in results in the purchase of above-average, high-quality securities with strong growth potential.

Identical to Acquired Fund.

Comparison of Investment Objectives and Principal Investment Strategies

As noted in the foregoing table, the Funds’ investment objectives (growth of capital) and their principal investment strategies are identical.

FUNDAMENTAL INVESTMENT POLICIES

Each Fund has adopted the following investment restrictions that may not be changed without approval by a “majority of the outstanding shares” of the Fund which means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

The Acquired Fund and the Acquiring Fund each have adopted the following fundamental investment limitations:

Acquired Fund	Acquiring Fund

1. Diversification

As to 75% of its total assets, purchase securities of any one issuer, other than those issued or guaranteed by the United States government, if immediately after such purchase more than 5% of the Fund’s total assets would be invested in securities of such issuer or the Fund would own 10% or more of the outstanding voting securities of such issuer.

Identical to Acquired Fund.
2. Concentration	Invest 25% or more of its total assets in the securities of issuers in any particular Standard & Poor’s 500 industry sector.	Identical to Acquired Fund.
3. Senior Securities	Issue senior securities, except as permitted under the Investment Company Act.	Identical to Acquired Fund.
4. Control	Make investments for the purpose of exercising control or management.	Identical to Acquired Fund.
5. Real Estate

Purchase or sell real estate or interests in real estate, including real estate limited partnerships; PROVIDED, HOWEVER, that the Fund may invest in securities secured by real estate or interests therein or issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

Identical to Acquired Fund.
6. Commodities

Purchase or sell commodities or commodity contracts, including future contracts, provided however that the Fund may enter into foreign currency exchange contracts as described above under “Investments in Foreign Securities.”

Identical to Acquired Fund.
7. Margin Purchases	Purchase any securities on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.	Identical to Acquired Fund.
8. Loans

Make loans to other persons; provided, however, that, for purposes of this restriction, the term “loan” does not include the purchase of an issue of publicly distributed bonds or debentures, government obligations, certificates of deposit, bankers’ acceptances or repurchase agreements.

Identical to Acquired Fund.
9. Borrowing

Borrow amounts in excess of 10% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares.

Borrow amounts in excess of 5% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares.

10. Mortgaging, Pledging or Hypothecating Securities

Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in nine (9) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of the Fund’s total assets, taken at market value.

Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Fund except as may be necessary in connection with borrowings mentioned in nine (9) above, and then such mortgaging, pledging or hypothecating may not exceed 5% of the Fund’s total assets, taken at market value.

11. Illiquid Securities

Invest more than 10% of the Fund’s total assets in securities for which there are legal or contractual restrictions on resale, securities which are not readily marketable, securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange, or other illiquid securities.

Identical to Acquired Fund.
12. Underwrite	Underwrite securities of other issuers except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.	Identical to Acquired Fund.

13. Puts & Calls	Write, purchase or sell puts, calls or combinations thereof.	Identical to Acquired Fund.
14. Oil, Gas & Mineral

Purchase or sell interests in oil, gas or other mineral exploration or development programs or leases; PROVIDED, HOWEVER, that the Fund may purchase or sell securities of entities which invest in such programs.

Identical to Acquired Fund.

Comparison of Fundamental Investment Policies

As noted in the foregoing table, the Funds’ Fundamental Investment Policies are identical except for that the Acquiring Fund has reduced its borrowing limitation in compliance with the requisite corresponding Investment Company Act of 1940 regulations.

Risks of The Funds

The primary risks of an investment in each Fund are shown on the tables below. An explanation of each of the risks is provided in the adjacent column of the table.

Type of Risk	Acquired Fund	Acquiring Fund
Market Risk	The value of stocks selected for the Fund’s portfolio or the overall stock market may decline over short or extended periods.	Identical to Acquired Fund.
Business and Economic Risk	Often, a particular industry, or certain companies within that industry, may be affected by circumstances that have little to no impact on other industries, or other companies within that industry.	Identical to Acquired Fund.
Management Style Risk	The ability of the Fund to meet its investment objective is directly related to the Adviser’s selection of investments for the Fund, particularly in volatile stock markets.	Identical to Acquired Fund.
Value Style Investing Risk

A value stock may not increase in price as anticipated by the Adviser if other investors fail to recognize the company’s value and bid up the price, the markets favor faster-growing companies, or the factors that the Adviser believes will increase the price of the security do not occur. Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Identical to Acquired Fund.
Political Risk	The regulation or deregulation of particular industries may materially impact the value of companies within the affected industry.	Identical to Acquired Fund.
Investments in Small- and Mid-Sized Companies Risk

Although the Fund invests in companies of all sizes, there may be times when the Fund is substantially invested in small- and mid-sized companies. Stocks of smaller and mid-sized companies may have more risks than larger companies. In general, they have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies. Due to these and other factors, small- and mid-sized companies may be more susceptible to market downturns, and their stock prices may be more volatile.

Identical to Acquired Fund.

Foreign Securities Risk

Investing in foreign securities involves risks that political and economic events unique to a foreign country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country.

Identical to Acquired Fund.

Comparison of Principal Investment Risks

As noted in the foregoing table, the Principal Investment Risks Funds’ the Acquired Fund and the Acquiring Fund are subject to substantially similar risks.

Performance History

The Acquiring Fund is a newly formed “shell” fund that has not yet commenced operations, and therefore has no performance history. The Acquiring Fund has been organized solely in connection with the Reorganization to acquire all or substantially all the assets and substantially all the liabilities and continue the business of the Acquired Fund. Therefore, if shareholders of the Acquired Fund approve the Plan of Reorganization and the Acquired Fund is reorganized into the Acquiring Fund, the Acquired Fund will remain the “accounting survivor.” This means that the combined Fund will continue to show the historical investment performance and returns of the Acquired Fund (even after its liquidation).

The historical performance of the Acquired Fund is set forth under the “Performance” section in the prospectus for the Acquired Fund, which is incorporated into this Proxy Statement/Prospectus by reference.

Management of the Funds

Acquired Fund Adviser

HAM acts as the investment adviser to the Acquired Fund and is responsible for the investment decisions of the Fund. HAM is located at 3735 Cherokee Street, Kennesaw, Georgia 30144. It is a Georgia limited liability company that was founded in 1998. The firm is an investment advisory company registered with the U.S. Securities and Exchange Commission and is an affiliate of G.W. Henssler & Associates, Ltd., an investment manager, which has provided investment advisory services to corporation, individual investors, and institutional investors since its inception in 1987. HAM’s current advisory activities consist of providing investment supervisory services to The Henssler Funds, Inc., investment screening, investment supervisory services for separate account clients, and consulting with individuals and institutions.  As of December 31, 2018, HAM had 271 client accounts and approximately $304,266,236 million in assets under management.

Subject to the general oversight of the Board, HAM is directly responsible for making the investment decisions for the Fund. HAM is responsible for the day-to-day management of the Fund and retains overall supervisory responsibility of the general management and investment of the Fund’s assets.

The Adviser provides investment advisory services and day-to-day administrative services to the Fund under separate agreements with the Company. More particularly, the Adviser has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Company to provide investment management services to the Fund. In addition to the Advisory Agreement, the Adviser has entered into an Amended and Restated Operating Services Agreement (the “Operating Services Agreement”) with the Company to provide, or make arrangements for the provision of, virtually all day-to-day operational services to the Fund. For these services, the Fund paid the Adviser the fees described below for the fiscal year ended April 30, 2018, for the Investor Class and Institutional Class, respectively. All fees are expressed as an annual percentage of average net assets of the Fund. These fees do not include the costs of brokerage, interest, taxes, litigation, annual fees paid to the independent directors and their related expenses, fees and expenses of legal counsel for the independent directors, certain insurance policy premiums, a portion of the salary of the Company's Chief Compliance Officer and other extraordinary expenses.

	Investor Class	Institutional Class
Advisory Fee	0.50%	0.50%
Operating Services Fee	0.70%	0.20%
Total Fees Paid to the Adviser	1.20%	0.70%

A discussion summarizing the basis on which the Board approved the Investment Advisory Agreement with HAM is available in the Acquired Fund’s semi-annual report for the period ended October 31, 2018.

Acquiring Fund Adviser

NCC, located at 2506 Winford Avenue, Nashville, TN 37211, will act as the adviser to the Acquiring Fund and is a Tennessee Corporation that was founded in 1986 and became an SEC Registered Investment Advisor on September 9, 1988. Subject to the general oversight of the Board of Trustees of the Trust (the “Board”), the Adviser is responsible for among other things, developing a continuing investment program for the Fund in accordance with its investment objective, reviewing the investment strategies and policies of the Fund and advising the Board on the selection of Sub-advisers.

In this capacity, Nashville Capital advises and assists the officers of the Trust in conducting the business of the Fund and is responsible for providing general investment advice and guidance to the Fund, although the Adviser has delegated responsibility for the selection and ongoing monitoring of the securities in the Fund’s investment portfolio to G.W. Henssler & Associates, LTD.  Nashville Capital was formed in 1988 and, as of August 31, 2018, managed assets of over $138 million.

The Adviser pays all the operating expenses of the Fund except costs of membership in trade associations, SEC registration fees and related expenses, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), litigation expenses, fees and expenses of non-interested Trustees, the compensation of the Trust’s Chief Compliance Officer (the “CCO”) attributable to the Fund and extraordinary expenses.

The Fund’s expenses, except for those listed above, which are paid by the Advisor, are comprised of expenses directly attributable to the Fund as well as expenses that are allocated among all series of the Trust. In addition, the Adviser is responsible for distribution expenses – including, among other things, the expense of printing and mailing prospectuses and sales materials used for promotional purposes. The Adviser or the Sub-adviser (not the Fund) may, from its management fee, pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution-related services and/or performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute or regulation.

The Acquiring Fund will pay NCC the fees described below for the fiscal year ended August 31, 2019 for the Investor Class and Institutional Class, respectively. These fees are estimated fees as the Acquiring Fund has not yet begun operations.  All fees are expressed as an annual percentage of average net assets of the Acquiring Fund.

	Investor Class	Institutional Class
Advisory Fee	0.85%	0.85%
Operating Services Fee	0.70%	0.20%
Total Fees Paid to the Adviser	1.55%	1.05%

Pursuant to the Management Agreement, the Adviser is paid a management fee based on the Acquiring Fund’s average daily net assets according to the following schedule for both the Investor Class and Institutional Class:

Average Daily Net Assets of the Fund	Annual Management Fee Rate
First $25 million	0.85%
$25 million to $50 million	0.80%
$50 million to $100 million	0.75%
Over $100 million	0.70%

A discussion of the factors that the Board considered in approving the advisory agreement for the Acquiring Fund will be available in the Acquiring Fund’s annual report for the fiscal period ending August 31, 2019.

If the Reorganization is approved, GWH will serve as investment sub-adviser for the Acquiring Fund. NCC, with its principal place of business at 2506 Winford Avenue, Nashville, TN 37211, will become the investment adviser to the Acquiring Fund pursuant to a new investment advisory agreement with Monteagle Funds, on behalf of the Acquiring Fund. As investment adviser to the Acquiring Fund, NCC will provide investment advisory services to the Acquiring Fund, including oversight of GWH, as the Acquiring Fund’s sub-adviser, ensuring quality control of GWH’s investment process, and monitoring and measuring the Acquiring Fund’s risk and return against appropriate benchmarks and peers. As of August 31, 2018, NCC had approximately $138 million in assets under management.

Similar to the current Investment Advisory Agreement between the HAM and the Acquired Fund, the new investment advisory agreement between the Monteagle Funds and NCC (the “NCC Investment Advisory Agreement”) describes the services NCC will provide to the Acquiring Fund, which are similar to the services currently provided by HAM to the Acquired Fund. In addition, as the Acquiring Fund’s investment adviser, NCC has the ability to delegate day-to-day portfolio management responsibilities to one or more sub-advisers, and in that connection will be responsible for making recommendations to the Board of Trustees of the Monteagle Funds (the “the Monteagle Funds Board”) with respect to hiring, termination and replacement of any sub-adviser of the Acquiring Fund. NCC is not liable to the Monteagle Funds under the terms of the NCC Investment Advisory Agreement for any error of judgment or mistake of law or for any loss suffered by NCC or the Monteagle Funds in connection with the performance of the NCC Investment Advisory Agreement, except a loss resulting from a breach of fiduciary duty by NCC with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on NCC’s part in the performance of its duties or from reckless disregard by it of its duties under the NCC Investment Advisory Agreement. In addition, as with the Investment Advisory Agreement with HAM, the NCC Investment Advisory Agreement will terminate automatically upon its assignment. If the Reorganization is approved by the shareholders of the Acquired Fund, the NCC Investment Advisory Agreement would continue in force with respect to the Acquiring Fund for a period of two years after the effective date of the NCC Investment Advisory Agreement, unless sooner terminated as provided in the NCC Investment Advisory Agreement. The NCC Investment Advisory Agreement would continue in force from year to year thereafter with respect to the Acquiring Fund so long as it is specifically approved at least annually in the manner required by the 1940 Act.

Investment Sub-Advisory Agreement

Currently, the Acquired Fund does not have an investment sub-advisory arrangement. If the Reorganization is approved, NCC will serve as investment adviser to the Acquiring Fund and GWH will serve as investment sub-adviser pursuant to an investment sub-advisory agreement between NCC and GWH (the “Investment Sub-Advisory Agreement”). The Investment Sub-Advisory Agreement provides that GWH makes the investment decisions for and continuously reviews, supervises and administers the investment program of the Acquiring Fund, subject to the supervision of, and policies established by NCC and the Monteagle Funds Board.

The Investment Sub-Advisory Agreement would go into effect following the Reorganization and would remain in effect with respect to the Acquiring Fund for a period of two years from the date of its effectiveness and shall continue in effect for successive annual periods with respect to the Acquiring Fund provided that such continuance is specifically approved at least annually in a manner required by the 1940 Act. The Investment Sub-Advisory Agreement may be terminated with respect to the Acquiring Fund at any time, without the payment of any penalty: (i) by the Monteagle Funds Board, by a vote of a majority of the outstanding voting securities of the Acquiring Fund or by NCC on 60 days’ written notice to GWH; or (ii) by GWH on 60 days’ written notice to the Monteagle Funds. The Investment Sub-Advisory Agreement shall terminate immediately upon its assignment or upon termination of the NCC Investment Advisory Agreement with the Monteagle Funds.

For its investment sub-advisory services, GWH is entitled to receive an annual fee paid by NCC at an annual rate of the Acquiring Fund’s average daily net assets as detailed below.

Average Daily Net Assets of the Fund	Annual Management Fee Rate
First $25 million	0.25%
Over $25 million	0.50%

Portfolio Managers

Acquired Fund: The Acquired Fund is managed by Gene W. Henssler, Ph.D., William G. Lako, Jr., CFP® and Troy L. Harmon, CFA, CVA (the “Investment Committee”). The Acquired Fund’s Investment Committee is jointly and primarily responsible for the day-to-day management and is supported by a group of research analysts and other members of the Adviser’s investment staff.

Dr. Henssler has worked in investment management and financial analysis for nearly 50 years. From 1986 to 1996, Dr. Henssler was a Professor of Finance at Kennesaw State University. Since 1987, Dr. Henssler’s investment adviser, G.W. Henssler & Associates, Ltd., has provided investment advisory services to corporations and to individual and institutional investors. Dr. Henssler earned his MBA and Ph.D. in Finance from the University of Michigan in 1965 and 1971, respectively.

Mr. Lako has worked in investment management and financial planning for more than 23 years. He earned his BBA from Kennesaw State University in 1995, and holds the Series 7, Series 26, Series 28, Series 63 and Series 65 registrations. Mr. Lako is a CERTIFIED FINANCIAL PLANNER™ Certificant. Mr. Lako began his financial career with G.W. Henssler & Associates, Ltd. in 1995.

Mr. Harmon has worked in investment management and financial analysis for more than 10 years. He earned his BBA in Finance in 2006 and a BBA in Accounting in 2015 from Kennesaw State University. Mr. Harmon is a CFA Charterholder and a Certified Valuation Analyst. Mr. Harmon began his financial career with G.W. Henssler & Associates, Ltd. in 2006.

Acquiring Fund: The Acquiring Fund will be managed by William G. Lako, Jr., CFP® and Troy L. Harmon, CFA, CVA (the “Investment Committee”). The Acquiring Fund’s Investment Committee will be jointly and primarily responsible for the day-to-day management and will be supported by a group of research analysts and other members of the Adviser’s investment staff.

Mr. Lako has worked in investment management and financial planning for more than 23 years. He earned his BBA from Kennesaw State University in 1995, and holds the Series 7, Series 26, Series 28, Series 63 and Series 65 registrations. Mr. Lako is a CERTIFIED FINANCIAL PLANNER™ Certificant. Mr. Lako began his financial career with G.W. Henssler & Associates, Ltd. in 1995.

Mr. Harmon has worked in investment management and financial analysis for more than 10 years. He earned his BBA in Finance in 2006 and a BBA in Accounting in 2015 from Kennesaw State University. Mr. Harmon is a CFA Charterholder and a Certified Valuation Analyst. Mr. Harmon began his financial career with G.W. Henssler & Associates, Ltd. in 2006.

The Acquired Fund’s SAI provides additional information about the Acquired Fund’s portfolio managers’ compensation, other accounts managed by those portfolio managers and their ownership of securities of the Acquired Fund. The Acquiring Fund’s SAI provides additional information about the Acquiring Fund’s portfolio managers’ compensation and other accounts managed by those portfolio managers. Since the Acquiring Fund is not yet operational, the portfolio managers do not own any securities of the Fund.

Legal Proceedings

There are no legal proceedings to disclose.

Purchase, Exchange, Redemption, Transfer and Valuation of Shares

Share Classes

The Acquired Fund offers two classes of shares: Investor Class and Institutional Class. The Acquiring Fund will offer two classes of shares: Investor Class and Institutional Class. The main difference between each class are the ongoing fees and minimum investment amounts.

As discussed above under Fees and Expenses, the Investor and Institutional classes of the Acquiring Fund and the Acquired Fund are offered without any sales charge.

In general, the Acquired Fund and Acquiring Fund requires a minimum initial investment of $2,000 for Investor Class shares and $1,000,000 for Institutional Class shares. For Investor Class shares, the Acquired Fund and Acquiring Fund requires a minimum subsequent investment of $200 and the Acquired Fund and Acquiring Fund will waive minimum investment requirements for any automatic investment plan of $100 or more per month, and for certain other accounts, as noted below. There is not a subsequent investment minimum for Institutional Class shares. Management of the Fund may choose to waive the initial investment minimum. Minimum investment requirements do not apply to shares received in the Reorganization. Additional information about the purchase, redemption and pricing of the Fund’s shares can be found in each Fund’s prospectus. Each class of shares of a Fund represents interest in the same portfolio of investments in the Fund. Not all share classes may be available for purchase in all states.

Investor Class
	Minimum Initial Investment	Additional Investment
Regular Accounts	$2,000	$200
Traditional IRAs	$1,000	$100
Roth IRAs	$1,000	$100
Coverdell ESAs	$500	$100
Automatic Investment Plan	$100	$100

Institutional Class
	Minimum Initial Investment	Additional Investment
Regular Accounts	$1,000,000	None
Traditional IRAs	$1,000,000	None
Roth IRAs	$1,000,000	None
Coverdell ESAs	$1,000,000	None
Automatic Investment Plan	$1,000,000	None

Frequent Purchases and Redemption of Fund Shares

Each Fund discourages market timing.

Acquired Fund: Frequent or excessive short-term purchases and redemptions by a shareholder may be indicative of market timing and otherwise disruptive trading, which can have harmful effects for other shareholders. These risks and harmful effects include the following:

•

An adverse effect on portfolio management, as determined by the portfolio managers in their sole discretion, such as causing the Acquired Fund to maintain a higher level of cash than would otherwise be the case, or causing the Fund to liquidate investments prematurely; and

•

Reducing returns to long-term shareholders through increased brokerage and administrative expenses.

The Fund employs an investment strategy that emphasizes long-term capital appreciation. As a result, the Board of Directors discourages short-term or excessive trading of their shares by shareholders. Historically, the Fund has not experienced excessive trading. Many of the Fund’s shareholders are either clients or affiliates of the Adviser or participants in 401(k) plans that offer the Fund as an investment option, which serves to minimize the potential for excessive trading or market timing. The Board of Directors, in consultation with the Fund’s portfolio managers, has determined that trading activity in Fund shares not in excess of one percent (1%) of the Fund’s net assets on any given day should not generally be disruptive and have the harmful effects described below to an extent disproportional to what should normally be expected for the Fund. In general, the Fund considers frequent roundtrip transactions in an account to constitute excessive trading. A “roundtrip transaction” is one where a shareholder buys and then sells, or sells and then buys, shares of the Fund within seven (7) days. While there is no specific limit on roundtrip transactions, the Fund reserves the right to (i) refuse any purchase order; or (ii) restrict or terminate purchase privileges for shareholders, particularly in cases where the Fund determines that a shareholder has engaged in more than one roundtrip transaction within any rolling seven-day period. In any day where trading activity in shares of the Fund exceeds the one percent (1%) threshold, the Fund will analyze the activity to determine its nature and what action, if any, should be taken.

 In determining the frequency of roundtrip transactions, the Fund will not include purchases pursuant to dollar cost averaging or other similar programs, and the Fund will not count systematic withdrawals and/or automatic purchases, mandatory retirement distributions, and transactions initiated by a plan sponsor. For record holders, the Fund will calculate roundtrip transactions at the shareholder level, and may contact a shareholder to request an explanation of any activity that the Fund suspects as disruptive trading. the Fund’s ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is severely limited because the Fund does not have simultaneous access to the underlying shareholder account information. the Fund and financial intermediaries, however, attempt to monitor aggregate trades placed in omnibus accounts and seek to work with financial intermediaries to discourage shareholders from engaging in market timing or disruptive trading and to impose restrictions on such activities.

 the Fund may also take action if a shareholder’s trading activity (measured by roundtrip trading or otherwise) is determined to be disruptive trading by the Fund, even if applicable shares are held longer than seven (7) days. In addition, the Fund may, without prior notice, take whatever action it deems appropriate to comply with or take advantage of any state or federal regulatory requirement.

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Fund’s distributor on behalf of the Fund, has or will enter into written agreements with each of the Fund’s financial intermediaries, under which the intermediary must, upon request, provide the Fund with certain shareholder and identity trading information so that the Fund can enforce its market timing and disruptive trading policies. There is no guarantee that the Fund’s policies and procedures will be effective in detecting and preventing market timing or disruptive trading, in whole or in part.

Acquiring Fund: Excessive, short-term market timing or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, may increase taxable capital gains, and may harm Fund performance (diluting the value of Fund shares held by long-term investors). the Fund does not knowingly accommodate frequent purchases and redemptions.

It is the Trust’s policy to strongly discourage abusive short-term trading or market timing in the Fund. This policy and related procedures are designed to reduce, to the extent possible, investors from using the Fund for abusive short-term trading or market timing. To minimize harm to the Fund and its shareholders, the Board of Trustees has adopted policy and procedures directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of a Fund that indicates market timing or trading that it determines is abusive. This policy generally applies to all Fund shareholders.

 Service providers to the Trust (primarily the Adviser and the Transfer Agent) will assist the Trust in undertaking steps necessary to implement this policy and related procedures. Trust service providers will assist the Trust in monitoring selected trades based on a shareholder’s trading activity and history in an effort to detect short-term trading activities. If as a result of this monitoring the service providers believe a shareholder has engaged in abusive trading practices, they will inform the Trust’s CCO and may, after consultation with or at the discretion of the Trust’s CCO, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account.

 the Fund relies on intermediaries to help enforce its market timing policies. If the Fund detects short-term trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Although the Fund has taken steps to discourage abusive short-term trading or market timing, the Fund cannot guarantee that such trading will not occur.

Dividends, Distributions and Taxes

Distributions and Reinvestments. The Acquired Fund pays its shareholders all of its net investment income and net realized long- and short-term capital gains on an annual basis; the Acquiring Fund will also pay its shareholders all of its net investment income and net realized long- and short-term capital gains on an annual basis. Your dividends and distributions are (in the case of the Acquired Fund) or will be (in the case of the Acquiring Fund) reinvested in the Fund unless you instruct the Fund in writing otherwise. There are no fees or sales charges on reinvestments.

Taxes. The following information is meant as a general summary for U.S. taxpayers. Additional information appears in the Statement of Additional Information (“SAI”). Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. the Fund intends to distribute its income and gains in such a way that it will not be subject to federal excise tax on certain undistributed amounts.

The Fund’s distributions of net investment income (including short-term capital gains) are generally taxable to you as ordinary income, although certain dividends may be taxed to non-corporate shareholders at long-term capital gains rates. the Fund’s distributions of long-term capital gains, if any, generally are taxable to you as long-term capital gains regardless of how long you have held your shares of the Fund. Distributions may also be subject to state and local taxes.

If you purchase shares shortly before the Fund makes a distribution, you are taxed on the distribution even though the distribution may represent a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

The Fund may be required to withhold Federal income taxes at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports by February 15 of each year containing information about the income tax status of taxable distributions paid during the prior year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax advisor.

Payments to Broker-Dealers and Other Financial Intermediaries.

If you purchase either Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FINANCIAL HIGHLIGHTS

The fiscal year end of the Acquired Fund is April 30. The fiscal year end for the Acquiring Fund will be August 31. The financial highlights of the Acquired Fund are included with this Combined Proxy Statement/Prospectus as Appendix B. Because the Acquiring Fund has been organized as a “shell” fund which has not yet commenced operations, no Financial Highlights for the Acquiring Fund are available at this time. The Acquiring Fund will commence investment operations upon completion of the Reorganization and continue operations of the Acquired Fund. The Acquiring Fund will be the accounting successor to the Acquired Fund in connection with the Reorganization.

The financial highlights of the Acquired Fund are also contained in: (i) the Annual Report to shareholders of the Acquired Fund for the fiscal year ended April 30, 2018, which have been audited by Cohen & Company, Ltd., the Acquired Fund’s independent registered public accounting firm, and (ii) the Semi-Annual Report to shareholders of the Acquired Fund for the six months ended October 31, 2018, which are unaudited. The Annual Report and Semi-Annual Report, which have previously been sent to shareholders, are available on request and without charge by calling toll-free (800) 936-3863, and, with respect to the Acquired Fund, are incorporated by reference into this Combined Proxy Statement/Prospectus.

INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The following is a summary of the material terms of the Reorganization. The complete Plan of Reorganization found in Appendix A.

The Plan of Reorganization provides that all of the assets of the Acquired Fund will be transferred to the Acquiring Fund in exchange solely for shares of the Acquiring Fund and the latter’s assumption of all of the Acquired Fund’s liabilities, known and unknown. The shares of the Acquiring Fund issued to the Acquired Fund will be equal in number, and have an aggregate NAV, equal to the aggregate NAV of the Acquired Fund’s shares outstanding as of the close of trading on the Acquiring York Stock Exchange (“NYSE”) on the Closing Date. Upon receipt by the Acquired Fund of the shares of the Acquiring Fund, the Acquired Fund will distribute Acquiring Fund shares to its shareholders and will be terminated as a series of the Trust.

The distribution of the Acquiring Fund shares to the Acquired Fund shareholders will be accomplished by opening new accounts on the books of the Acquiring Fund in the names of the Acquired Fund shareholders and transferring to those shareholder accounts Investor Class or Institutional Class shares of the Acquiring Fund, respectively. The shares transferred to such newly opened accounts will represent the respective pro rata number of shares of the Acquiring Fund that the Acquired Fund is to receive under the terms of the Plan of Reorganization. See “Terms of the Reorganization” below.

Accordingly, as a result of the Reorganization, each Acquired Fund shareholder will own shares of the Acquiring Fund with an aggregate NAV equal to the aggregate NAV of the same class of shares of the Acquired Fund that the shareholders owned immediately prior to the Reorganization.

No sales charge or fee of any kind will be assessed to the Acquired Fund shareholders in connection with their receipt of shares of the Acquiring Fund in the Reorganization.

Reasons for the Reorganization

NCC, adviser to the Acquiring Fund, advises six additional series of the Monteagle Funds, which it believes may help in the marketing and growth of the Acquiring Fund. NCC believes that higher Acquiring Fund net assets will lead to an increased likelihood of realizing economies of scale and lower total operating expenses of the Acquiring Fund to the benefit of shareholders. The Acquired Fund’s Board has approved the Reorganization and believes that the Reorganization is in the best interests of the Acquired Fund’s shareholders. Other practical alternatives to the Reorganization included a liquidation of the Acquired Fund, which would be a taxable event and, as such, potentially entail adverse consequences for shareholders, whereas it is not anticipated that the Reorganization will have any adverse tax consequences for shareholders.

Terms of the Reorganization

Pursuant to the Plan of Reorganization, on the Closing Date, the Acquired Fund will transfer to the Acquiring Fund all of its assets in exchange solely for shares of the Acquiring Fund and the Acquiring Fund’s assumption of all of the Acquired Fund’s liabilities, known and unknown. The aggregate NAV of the Investor Class and Institutional Class shares issued by the Acquiring Fund will be equal to the NAV of the Acquired Fund’s respective share classes as of the Closing Date. The Acquired Fund expects to distribute the shares of the Acquiring Fund to its shareholders promptly after the Closing Date. Thereafter, the Acquired Fund will be terminated as a series of The Henssler Funds, Inc.

The Plan of Reorganization contains customary representations, warranties, and conditions, including undertakings from NCC and HAM that each will ensure that the Acquiring Fund is not subject to an unfair burden as defined under Section 15(f) of the 1940 Act related to the Reorganization. The Plan of Reorganization may be terminated by The Henssler Funds, Inc. or by the Monteagle Funds at any time before the closing of the Reorganization if, on the Closing Date, (1) any of the required conditions have not been met and it reasonably appears that that condition will not or cannot be met, (2) if any representation, warranty, or covenant of the other party is materially breached, (3) if circumstances develop that, in the opinion of its Board, make proceeding with the Plan of Reorganization inadvisable, or (4) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization. The Plan of Reorganization also may be terminated or amended by the mutual consent of the parties.

Section 15(f) of the 1940 Act

Section 15(f) of the 1940 Act provides a non-exclusive safe harbor whereby an investment adviser (such as HAM) to an investment company (such as the Acquired Fund) may receive payment or benefit in connection with the sale of an interest in the investment adviser if two conditions are satisfied. The first condition is that during the three-year period following the consummation of the Transaction, at least 75% of the investment company's board must not be “interested persons” (as defined in the 1940 Act) of HAM or its predecessor, which in this case is NCC. Second, no “unfair burden” can be imposed on the investment company as a result of the Transaction. An “unfair burden” includes any arrangement during the two-year period after the Reorganization where the investment adviser (including any predecessor or successor adviser), or any of its “interested persons” (as defined in the 1940 Act), receive or is entitled to receive any compensation, directly or indirectly, from: (i) any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than bona fide ordinary compensation as principal underwriter for the investment company), or (ii) the investment company or its shareholders (other than fees for bona fide investment advisory or other services).

Federal Income Taxes

The combination of the Acquired Fund and the Acquiring Fund in the Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Code. As a condition to the closing of the Reorganization, The Henssler Funds, Inc. and the Monteagle Funds will receive an opinion from counsel to that effect. In such a reorganization, neither the Acquired Fund nor its shareholders will recognize gain or loss as a result of the Reorganization. The tax basis in the Acquiring Fund shares an Acquired Fund shareholder receives will be the same as the basis in the Acquired Fund shares, and the holding period for those Acquiring Fund shares will include the holding period of those Acquired Fund shares, provided that the latter shares were held as capital assets at the time of the Reorganization. However, no tax ruling has been requested from the Internal Revenue Service regarding the Reorganization. An opinion of counsel is not binding on the Internal Revenue Service (“IRS”) or the courts and is not a guarantee that the tax consequences of the Reorganization will be as described above. If the Reorganization was consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a tax-free reorganization under the Code, and thus was taxable, the Exiting Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund, and each shareholder of the Acquired Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Acquired Fund shares and the fair market value of the shares of the Acquiring Fund it received. Shareholders should consult their own tax advisors concerning the potential tax consequences of the Reorganization to them, including foreign, state, and local tax consequences.

Expenses of the Reorganization

The costs of the Reorganization, including the costs of the meeting, retaining any proxy solicitor, preparing and mailing of the notice, Proxy Statement/Prospectus, and the solicitation of proxies, will be borne by NCC and HAM, whether or not the Reorganization is consummated. The total cost of the Reorganization is expected to be approximately $50,000.

Continuation of Shareholder Accounts and Plans; Share Certificates

Upon consummation of the Reorganization, the Acquiring Fund will establish a position for each Acquired Fund shareholder on the books of the Acquiring Fund containing the appropriate number of shares of the Acquiring Fund to be received in the Reorganization. No certificates for shares of the Acquiring Fund will be issued in connection with the Reorganization.

OTHER INFORMATION

Capitalization

The following table sets forth, as of October 31, 2018: (i) the unaudited capitalization of each class of shares of the Acquired Fund (ii) the hypothetical unaudited pro forma capitalization of each class of shares of the Acquiring Fund, and (iii) the unaudited pro-forma combined capitalization of the Acquiring Fund assuming the Reorganization has been approved. The Acquiring Fund is a newly formed series of the Monteagle Funds that will only commence operations upon consummation of the Reorganization. Therefore, the

Acquiring Fund had no assets or shares outstanding as of October 31, 2018, and no estimated capitalization is available. If the Reorganization is consummated, the capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity in the Acquired Fund and changes in NAV.

Shares of Fund	Net Assets	Adjustment for Reorganization Costs	Adjusted Net Assets	Adjusted Net Asset Value Per Share	Shares Outstanding
Acquired Fund – Total	$34,947,570	$0	$34,947,570	n/a	6,163,636
Investor Class Shares	$19,241,641	$0	$19,241,641	$5.51	3,491,262
Institutional Class Shares	$15,705,929	$0	$15,705,929	$5.88	2,672,374
Acquiring Fund–Pro forma Total	$34,947,570	$0	$34,947,570	n/a	6,163,636
Investor Class	$19,241,641	$0	$19,241,641	$5.51	3,491,262
Institutional Class	$15,705,929	$0	$15,705,929	$5.88	2,672,374
Adjustment for Shares Outstanding	$0		$0	n/a
Combined Fund Pro forma Total	$34,947,570	$0	$34,947,570	n/a	6,163,636

*

NCC and HAM will bear 100% of the costs incurred in connection with the Reorganization, therefore Net Assets have not been adjusted for any expenses expected to be incurred in connection with the Reorganization.

The Proxy

The Board of The Henssler Funds, Inc. is soliciting proxies so that each shareholder has the opportunity to vote on the proposals to be considered at the meeting. A proxy for voting your shares at the meeting is enclosed. The shares represented by each valid proxy received in time will be voted at the meeting as specified. If no specification is made, the shares represented by a duly executed proxy will be voted for approval of each proposal described in this Proxy Statement and at the discretion of the holders of the proxy on any other matter that may come properly before the meeting. You may revoke your proxy at any time before it is exercised by (1) submitting a duly executed proxy bearing a later date, (2) submitting a written notice to the President of the Trust revoking the proxy, or (3) attending and voting in person at the Meeting.

Shareholder Information

As of the Record Date, there were 6,319,935.268 shares of the Acquired Fund outstanding – Investor Class Shares: 3,538,733.251 and Institutional Class shares: 2,781,202.017.

Charles Schwab & Co. may be deemed to control both the Investor and Institutional share classes of the Fund by virtue of its ownership interests. As of the Record Date, no person was known by the Acquired Fund to own beneficially or of record 5% or more of any class of shares of the Acquired Fund except as follows:

Acquired Fund Investor Class Shares

Record (R) or Beneficial (B) Owner Name and Address	Status	Number of Shares	Percentage Ownership of Class
Charles Schwab & Co. Attn Mutual Funds Sf215FMT-05 211 Main Street San Francisco, CA 94105	R	1,046,997.371	29.59%
MassMutual Life Insurance Company 1295 State Street Springfield, MA 01111	R	773,590,080	21.86%
Reliance Trust Company MassMutual Registered Product PO Box 28004 Atlanta, GA 30328	R	549,225,233	15.52%
GWFS Equities Inc. 8525 E Orchard Road, Ste. 2T2 Greenwood Village, CO 80111	R	487,141,879	13.77%

Acquired Fund Institutional Class Shares

Record (R) or Beneficial (B) Owner Name and Address	Status	Number of Shares	Percentage Ownership of Class

State Street Bank and Trust Company 801 Pennsylvania Avenue Kansas City, MO 64105	R	2,050,762.847	73.74%
Mid Atlantic Capital Corp. 1251 Waterfront Place, Ste 510 Pittsburgh, PA 15222	R	353,816.951	12.72%
Charles Schwab & Co. Attn: Mutual Funds Sf215FMT-05 211 Main Street San Francisco, CA 94105	R	239,274.721	8.60%

The following table indicates the dollar range of equity securities that each Director beneficially owned in the Acquired Fund as of the Record Date:

Name of Trustee	Dollar Range of Fund Shares Owned
Interested Directors
Gene W. Henssler, Ph.D.	Over $100,000
Patricia T. Henssler, C.P.A.	Over $100,000
Independent Directors
Robert E. Nickels	$50,001 - $100,000
Joseph W. Owens	$50,001 - $100,000
Dr. Kathy S. Schwaig	$1 - $10,000

As of the Record Date, the officers and Directors of The Henssler Funds, Inc., as a group, owned of record and beneficially less than 1% of the outstanding shares of the Acquired Fund.

As of the Record Date, the Acquiring Fund had not commenced operations and had no shareholders.

Voting Securities and Voting

Shareholders of record of the Acquired Fund at the close of business on the Record Date, are entitled to vote at the meeting or at any adjournments thereof. Shareholders are entitled to one vote for each share held and a proportionate vote for each fractional share held. The presence at the meeting of holders of a majority of the outstanding shares of the Acquired Fund entitled to vote, in person or by proxy, shall constitute a quorum for the meeting for the Acquired Fund. A quorum being present, the Acquired Fund will adopt a proposal if a majority of the shares of the Acquired Fund vote to approve the proposal. For purposes of the proposal, “a majority of the shares of the Acquired Fund” means the lesser of: (a) 67% or more of the voting securities of the Acquired Fund present at the meeting, if 50% or more of the outstanding voting securities of the Acquired Fund are represented in person or by proxy; or (b) 50% or more of the outstanding voting securities of the Acquired Fund.

For purposes of determining (i) the presence of a quorum, and (ii) whether sufficient votes have been received for approval of a particular proposal, abstentions and broker “non-votes” (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present at the meeting, but which have not been voted. For this reason, abstentions and broker non-votes will assist the Acquired Fund in obtaining a quorum, but both have the practical effect of a “no” vote for purposes of obtaining the requisite vote for approval of the proposal.

If, with respect to the Acquired Fund, either (a) a quorum is not present at the meeting, or (b) a quorum is present but sufficient votes in favor of the proposal have not been obtained, then the persons named as proxies may propose one or more adjournments of the meeting, to permit further solicitation of proxies, provided such persons determine, after consideration of all relevant factors, including the nature of the proposal, the percentage of votes then cast, the percentage of negative votes then cast, the nature of the proposed solicitation activities and the nature of the reasons for such further solicitation, that an adjournment and additional solicitation is reasonable and in the interests of shareholders.

The meeting may be adjourned from time to time by the vote of a majority of the shares represented at the meeting, whether or not a quorum is present. If the meeting is adjourned to another time or place, notice need not be given of the adjourned meeting at which the adjournment is taken, unless a new record date of the adjourned meeting is fixed.

The individuals named as proxies on the enclosed proxy card will vote in accordance with the shareholder’s direction, as indicated thereon, if the proxy card is received and is properly executed. If the shareholder properly executes a proxy and gives no voting instructions with respect to a proposal, the shares will be voted in favor of such proposal. The proxies, in their discretion, may vote upon such other matters as may properly come before the meeting. The Board is not aware of any other matters to come before the meeting.

Interest of Certain Persons in the Transaction

NCC may be deemed to have an interest in the Reorganization because it will become investment adviser to the Acquiring Fund and will receive fees from the Acquiring Fund for its services as investment adviser. HAM/GWH may be deemed to have an interest in the Reorganization because it will become a sub-adviser to the Acquiring Fund and will receive fees for its services as sub-adviser (which will be paid by NCC). William G. Lako, Jr., a portfolio manager of the Acquired Fund and Acquiring Fund and a control person of HAM/GWH, and Troy L. Harmon, a portfolio manager of the Acquired Fund and Acquiring Fund, may be deemed to have an interest in the Reorganization because of their continued service as portfolio managers and continued receipt of compensation for managing the Acquiring Fund, which is conditioned upon the approval of the Reorganization.

Shareholder Rights and Obligations

Each of the Monteagle Funds and The Henssler Funds, Inc. is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Henssler Funds, Inc. is a Maryland corporation. The Monteagle Funds is a Delaware statutory trust. The Boards of Directors and Trustees do not believe there are any material differences in shareholder rights between The Henssler Funds, Inc. and the Monteagle Funds. Under each Trust’s declaration of trust, the respective Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. The shares of each series of the Trusts have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

With respect to each Fund, shares have equal dividend, distribution, liquidation, and voting rights, and fractional shares have those rights proportionately. When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of Acquiring Fund, issued in the connection with the Reorganization), all shares are fully paid and non-assessable.

The following is only a summary of certain rights of shareholders of The Henssler Funds, Inc. and the Monteagle Funds under their respective trust’s governing charter documents and by- laws, state law, and the 1940 Act, and is not a complete description of provisions contained in those sources. Shareholders should refer directly to such charter documents, the provisions of state law, the 1940 Act and rules thereunder for a more thorough description.

The Henssler Funds, Inc.

General. The Fund is a series of the Company. The Company was established under the laws of Maryland by Articles of Incorporation dated February 12, 1998. The Trust also is governed by its by-laws and by applicable Maryland law.

Shares. The Company is authorized to issue an unlimited number of shares of beneficial interest without any par value. Shareholders shall have no preemptive or other right to subscribe to any additional shares or other securities issued by the Trust.

Voting Requirements. At all meetings of stockholders every stockholder of record entitled to vote thereat shall be entitled to one vote for each share of stock standing in his name on the books of the Company (and such stockholders of record holding fractional shares, if any, shall have proportionate voting rights as provided in the Articles of Incorporation) on the date for the determination of stockholders entitled to vote at such meeting either in person or by proxy appointed by instrument in writing subscribed by such stockholder or his duly authorized attorney.  No proxy which is dated more than eleven months before the meeting at which it is offered shall be accepted, unless such proxy shall, on its face, name a longer period for which it is to remain in force.

All elections shall be had and all questions decided by a majority of the votes cast at a duly constituted meeting, except as otherwise provided in the Articles of Incorporation or in these By-Laws or by law.

At any election of Directors, the Board of Directors prior thereto may, or, if they have not so acted, the Chairman of the meeting may, and upon request of the holders of ten percent (10%) of the stock entitled to vote at such election shall, appoint two inspectors of election who shall first, subscribe an oath or affirmation to execute faithfully the duties of inspectors at such election with strict impartiality and according to the best of their ability, and shall after the election make a certificate of the results of the vote taken.  No candidate for the office of Director shall be appointed such Inspector.

The Chairman of the meeting may cause a vote by ballot to be taken upon any election or matter, and such vote shall be taken upon the request of the holders of ten percent (10%) of the stock entitled to vote on such election or matter.

Stockholder Meetings. Annual meetings of stockholders will not be held, but special meetings of shareholders may be held under certain circumstances.

Election and Term of Directors. The business of the Corporation shall be managed by or under the direction of its Board of Directors.  The Corporation shall initially have five Directors.  The number of Directors may be increased or decreased as provided in Section 3 of this Article.  Each director shall hold office until the annual meeting of stockholders of the Corporation next succeeding his election or until his successor is duly elected and qualified.  Directors need not be stockholders. The Board of Directors, by the vote of a majority of the entire Board, may increase the number of Directors to a number not exceeding nine, and may elect Directors to fill the vacancies created by any such increase in the number of Directors to serve until the next annual meeting or until their successors are duly elected and qualify; the Board of Directors, by the vote of a majority of the entire Board, may likewise decrease the number of Directors to a number not less than three or the same number as the number of stockholders, whichever is less.  Vacancies occurring other than by reason of any such increase shall be filled as provided by the Maryland General Corporation Law.

Stockholder Liability. No stockholder shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or any series.

Liability of Directors. Neither the Directors nor, when acting in such capacity, any of the Company’s officers, employees or agents, whether past, present or future, shall be personally liable. Nothing in the By-Laws shall protect any Director or officer against any liability to the Company or the stockholders to which such Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Director or of such officer.

Reorganization. The Directors may sell, convey and transfer the assets of the Company, or the assets belonging to any one or more series, to another trust, partnership, association or corporation organized under the laws of any state of the United States, or to the Company to be held as assets belonging to another series of the Company, in exchange for cash, shares or other securities (including, in the case of a transfer to another series of the Company, shares of such other series) with such transfer being made subject to, or with the assumption by the transferee of, the liabilities belonging to each series the assets of which are so transferred; provided, however, that if shareholder approval is required by the 1940 Act, no assets belonging to any particular series shall be so transferred unless the terms of such transfer shall have first been approved at a meeting called for the purpose by the affirmative vote of the holders of a majority of the outstanding voting shares, as defined in the 1940 Act, of that series. Following such transfer, the Directors shall distribute such cash, shares or other securities (giving due effect to the assets and liabilities belonging to and any other differences among the various series the assets belonging to which have so been transferred) among the shareholders of the series the assets belonging to which have been so transferred; and if all of the assets of the Company have been so transferred, the Company shall be terminated.

Acquiring Fund

General. The Acquiring Fund is a series of the Monteagle Funds. The Monteagle Funds was established as a statutory trust under Delaware law by a Certificate of Trust dated November 25, 1997. The Monteagle Funds is also governed by its Trust Instrument and by applicable Delaware law.

Shares. The Monteagle Funds is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. The shares of each of the Monteagle Funds have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

Voting Requirements. Holders of shares of the Monteagle Funds are entitled to one vote for each full share held and fractional votes for fractional shares. On any matter submitted to a vote of shareholders, all shares of the Monteagle Funds entitled to vote shall be voted by individual series or class(es), except: (i) as to any matter with respect to which a vote of all series voting as a single series is required by the 1940 Act or the rules thereunder, or Delaware law; and (ii) as to any matter which the Trustees have determined affects only the interest of one or more series or class, only a shareholders of such series or class(es) shall be entitled to vote.

Shareholder Meetings. Annual meetings of shareholders will not be held, but special meetings of shareholders may be held under certain circumstances. The shareholders shall have the right to vote only: (a) for the election of Trustees as provided in Article III, Sections 3.01 and 3.02 of the Trust Instrument, or (b) for the removal of Trustees as provided in Article III, Section 3.03(e) of the Trust Instrument, (c) to amend the Trust Instrument as provided for in Section 12.08 and (d) with respect to such additional matters relating to the Trust as may be required by law, or by the Trust Instrument.. On any matter submitted to a vote of the Shareholders, all Shares shall be voted separately by individual Series, except (i) when required by applicable law, Shares shall be voted in the aggregate and not by individual Series; and (ii) when the Trustees have determined that the matter affects the interests of more than one Series, then the Shareholders of all such Series shall be entitled to vote thereon and (iii) when the Trustees have determined that the matter affects the interests of one or more classes, then the Shareholders of all such classes shall be entitled to vote.  Each whole Share shall be entitled to one vote as to any matter on which a Shareholder is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote.  Each whole dollar of Net Asset Value of a Share shall be entitled to one vote as to any matter on which a Shareholder is entitled to vote, and any fraction of a dollar of Net Asset Value of a Share shall be entitled to a proportionate fractional vote.  Notwithstanding anything else herein or in the Bylaws, in the event a proposal by anyone other than the officers or Trustees of the Trust is submitted to a vote of the Shareholders of one or more Classes, one or more Series or of the Trust, or in the event of any proxy contest or proxy solicitation or proposal in opposition to any proposal by the officers or Trustees of the Trust, Shares may be voted only in person or by written proxy.  Until Shares are issued, the Trustees may exercise all rights of Shareholders and may take any action required or permitted by law, the Trust Instrument or the Bylaws to be taken by Shareholders.

Election and Term of Trustees. The Monteagle Funds’ affairs are supervised by the Trustees under the laws governing statutory trusts in the State of Delaware. The Trustees shall hold office during the lifetime of the Trust, and until its termination as herein provided; except that (a) that any Trustee may resign his trust by written instrument signed by him and delivered to the other Trustees, which shall take effect upon such delivery or upon such later date as is specified therein; (b) that any Trustee may be removed at any time by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal, specifying the date when such removal shall become effective; (c) that any Trustee who requests in writing to be retired, has become physically or mentally incapacitated by reason of disease or otherwise, or is otherwise unable to serve, may be retired by written instrument signed by a majority of the other Trustees, specifying the date of his retirement; (d) that a Trustee shall be removed upon attaining any retirement age for Trustees specified by resolution of the Trustees and (e) that a Trustee may be removed at any meeting of the Shareholders of the Trust by a vote of Shareholders owning at least two-thirds of the Outstanding Shares..

Shareholder Liability. Pursuant to the Monteagle Funds’ Agreement and Declaration of Trust, shareholders of the Monteagle Funds mutual funds generally are not personally liable for the acts, omissions or obligations of the Monteagle Funds or the Trustees.

Liability of Trustees. A Trustee or officer of the Monteagle Funds, when acting in such capacity, shall not be personally liable to any person for any act, omission or obligation of the Trust or any Trustee or officer of the Trust; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee or officer against any liability to the Trust or to shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust.

Shareholder Proposals

The Funds do not hold regular annual meetings of their shareholders. As a general matter, the Acquiring Fund does not intend to hold future regular annual or special meetings of its shareholders unless the election of directors is required by the 1940 Act. Any shareholder who wishes to submit a proposal for consideration at a meeting of shareholders of either Fund should send such proposal to 2506 Winford Avenue, Nashville, TN 37211. To be considered for presentation at a shareholders’ meeting, rules promulgated by the SEC require that, among other things, a shareholder’s proposal must be received at the offices of a Fund a reasonable time before a solicitation is made. Timely submission of a proposal does not necessarily mean that such proposal will be included.

Form of

PROXY CARD

SIGN, DATE AND VOTE ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. **PLEASE CAST YOUR PROXY VOTE *TODAY!***

Shareholder's Registration

Printed Here

PROXY VOTING

MAIL your signed and voted proxy back in the postage paid envelope

CONTROL NUMBER **123456789**

The Hensler Equity Fund
(a series of The Henssler Funds, Inc.)

PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON

The undersigned, revoking previous proxies, if any, with respect to the shares described below, hereby appoints _____ and _____, each the attorney, agent, and proxy of the undersigned, with full power of substitution, to vote at the Special Meeting of Shareholder (the "Meeting") of The Henssler Equity Fund, a series of The Henssler Funds, Inc. (the "Company") to be held at ___ a.m. Eastern time on April ___, 2019 at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147, and at any and all adjournments thereof.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF DIRECTORS, AND MAY NE REVOKED PRIOR TO ITS EXERCISE BY FILING WITH THE SECRETARY O THE COMPANY AN INSTRUMENT REVOKING THIS ROXY OR A DULY EXECUTED PROXY BEARING A LATER DATE, OR BY APPEARING IN-PERSON AND VOTING A THE MEETING.

Do you have any questions? If you have any questions about how to vote your proxy or about the meeting in general, please call toll-free _____. Representatives are available to assist you Monday through Friday 9 a.m. to 5 p.m. Eastern Time.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

Form of

PROXY CARD

<u>YOUR SIGNATURE IS REQUIRED</u> FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt with this Proxy Statement of the Board of Trustees. Your signature(s) on this should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

SIGNATURE (AND TITLE IF APPLICABLE) DATE

SIGNATURE (AND TITLE IF APPLICABLE) DATE

This proxy is solicited on behalf of the Board of Trustees, and the Proposal has been unanimously approved by the Board of Trustees and recommended for approval by shareholders. When properly executed, **this proxy will be voted as indicated or "FOR" the proposal if no choice is indicated.** The proxy will be voted in accordance with the proxy holders' best judgement as to any other matters that may arise at the Special Meeting.

THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSAL.

TO VOTE, MARK ONE BOX IN BLUE OR BLACK INK. Example: ⬤

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this day of January 2019, by and between The Henssler Funds, Inc. (“Henssler”), a Maryland corporation, with its principal place of business at 3735 Cherokee Street, Kennesaw, Georgia 30144, with respect to its series, The Henssler Equity Fund (the “Acquired Fund”), and the Monteagle Funds (“Monteagle”), a Delaware statutory business trust, with its principal place of business at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147, with respect to its series, Monteagle Opportunity Equity Fund (the “Acquiring Fund”) (collectively the Acquired Fund and the Acquiring Fund are referred hereinafter as the “Funds”).

This Agreement is intended to be, and is adopted as, a Plan of Reorganization within the meaning of Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). This Agreement is entered into for the purpose of merging all of the assets and liabilities of Acquired Fund with and into Acquiring Fund. To accomplish such merger and reorganization, the parties hereto shall:

(i)

transfer all the assets of the Acquired Fund in exchange solely for Investor Class shares of the Acquiring Fund (“Investor Class Acquisition Shares”) and Institutional Class shares of the Acquiring Fund (“Institutional Class Acquisition Shares” and, collectively with the Investor Class Acquisition Shares, the “Acquiring Fund Shares”) for shares of beneficial interest, no par value per share, of the Acquiring Fund as set forth on Schedule A attached hereto; and

(ii)

distribute, after the Closing Date (hereinafter referred to as the “Closing Date”), as applicable, each of the Investor Class Acquisition Shares pro rata to each of the Investor Class shareholders of the Acquired Fund and each of the Institutional Class Acquisition Shares pro rata to each of the Institutional Class shareholders of the Acquired Fund, and terminate the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization"). Notwithstanding anything to the contrary contained herein, the obligations, agreements, representations and warranties with respect to the Fund shall be the obligations, agreements, representations and warranties of that Fund only, and in no event shall any other Fund or the assets of any other Fund be held liable with respect to the breach or other default by an obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

WHEREAS, the Acquired Fund is a separate series of Henssler and the Acquiring Fund is a separate series of the Monteagle Funds, and each of Henssler and the Monteagle Funds is an open-end, registered management investment company. The Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, each Fund is authorized to issue its shares of beneficial interest;

WHEREAS, the Board of Trustees of Monteagle Funds has determined that the exchange of all of the assets of the Acquired Fund for the Acquiring Fund Shares on the terms and conditions hereinafter set forth are in the best interests of the Acquiring Fund and that the interests of the Acquiring Fund’s existing shareholders will not be diluted as a result of the transactions contemplated hereby; and

WHEREAS, the Board of Directors of Henssler has determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund's shareholders and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;

NOW, THEREFORE, in consideration of the premises, covenants, and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR
ACQUIRING FUND SHARES AND THE ASSUMPTION OF THE ACQUIRED
FUND'S LIABILITIES AND TERMINATION OF THE ACQUIRED FUND

1.1

The Exchange.   Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein:

(a)

The Acquired Fund agrees to sell, assign, convey, transfer and deliver all of its assets and liabilities, as set forth in paragraphs 1.2 and 1.3 respectively, to a similar-named Acquiring Fund.

(b)

In exchange, the Acquiring Fund agrees, on the closing date, (i) to issue and deliver to the Acquired Fund, as applicable, shares of a corresponding class of the Acquiring Fund (including fractional shares of any), having a net

-A1-

asset value equal to the net asset value of, as applicable, the corresponding Acquiring Fund Class, computed in the manner and as of the time and date set forth in Section 2.2., as follows:

Acquired Fund Class

Acquiring Fund Class

Investor

Investor

Institutional

Institutional

and (ii) to assume the liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing date provided for in paragraph 3.1 ("Closing Date").

(c)

Upon consummation of the transactions described in subsections (a) and (b) above, the Acquired Fund in complete liquidation shall distribute (or cause its transfer agent to distribute) to its shareholders of record as of the Closing Date the Acquiring Fund Shares received by it, each shareholder being entitled to receive that number of, as applicable, Investor Class Acquisition Shares and Institutional Class Acquisition Shares, equal to the total of (i) the number of Investor Class and Institutional Class shares, as applicable, of the Acquired Fund (the “Acquired Fund Shares”) held by such shareholder divided by the number of such Investor Class and Institutional Class, as applicable, of the Acquired Fund outstanding on such date multiplied by (ii) the total number of Investor Class Acquisition Shares and Institutional Class Acquisition Shares, as applicable, as of the Closing Date.

1.2

Assets to be Acquired.  The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of such Acquired Fund on the Closing Date.

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements that contain a list of all the Acquired Fund's assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities and the payment of normal operating expenses and the payment of dividends, capital gains distributions and redemption proceeds to shareholders.

The Acquired Fund will, within a reasonable period of time prior to the Closing Date, furnish the Acquiring Fund with a list of the Acquired Fund's portfolio securities and other investments.

1.3

Liabilities to be Assumed. The Acquired Fund will endeavor to discharge all its known liabilities and obligations to the extent possible prior to the Closing Date. The Acquiring Fund will not assume any liabilities of the Acquired Fund.

1.4

Liquidation and Distribution. On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"): (a) the Acquired Fund will liquidate and distribute (or cause its transfer agent to distribute) pro rata, as applicable, to its Investor Class shareholders of record the Investor Class Acquisition Shares received by the Acquired Fund as contemplated by Section 1.1; and to its Institutional Class shareholders of record the Institutional Class Acquisition Shares received by the Acquired Fund as contemplated by Section 1.1. determined as of the close of business on the Valuation Date (as defined in paragraph 2.1) of all the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders and representing the pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. The Acquired Fund Shareholder shall have the right to receive any unpaid dividends or other distributions that were declared by the Acquired Fund before the Effective Time (as defined in paragraph 3.1) with respect to Acquired Fund shares that are held of record by the Acquired Fund Shareholder at the Effective Time on the Closing Date.

1.5

Ownership Of Shares. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued simultaneously to its corresponding Acquired Fund, in an amount equal in value to the NAV of the Acquired Fund's shares, to be distributed to shareholders of the Acquired Fund.

1.6

Transfer Taxes. Any transfer taxes payable upon the transfer of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be transferred.

1.7

Reporting Responsibility. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund, up to and including the Closing Date, and such later date on which the Acquired Fund is terminated.

-A2-

1.8

Termination. The Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

ARTICLE II

VALUATION

2.1

Valuation of Assets. On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund a number of, as applicable, Investor Class Acquisition Shares and Institutional Class Acquisition Shares (including fractional shares, if any) having a net asset value equal to the value of the assets acquired by the Acquiring Fund on the Closing Date attributable to, as applicable, the Investor Class and Institutional Class shares, respectively, of the Acquired Fund, less the value of the liabilities of the Acquired Fund attributable to, as applicable, the Investor Class and Institutional Class shares, respectively, of the Acquired Fund.  The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the business day immediately prior to the Closing Date (such time and date being hereinafter called a "Valuation Date").

2.2

Valuation of Shares. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed as of the close of normal trading on the NYSE on the Valuation Date, using the valuation procedures set forth in Monteagle's Declaration of Trust and the Acquiring Fund's then current prospectus and Statement of Additional Information.

2.3

Shares to Be Issued. The Acquiring Fund shall issue the Acquiring Fund Shares to the Acquired Fund on one share deposit receipt registered in the name of the Acquired Fund.  The Acquired Fund shall distribute in liquidation, as applicable, the Investor Class Acquisition Shares and Institutional Class Acquisition Shares received by it hereunder pro rata to, as applicable, its Investor Class and Institutional Class shareholders, respectively, by redelivering such share deposit receipt to the Acquiring Trust’s transfer agent which will as soon as practicable set up open accounts for Acquired Fund shareholders of record in accordance with written instructions furnished by the Acquired Fund. The number of the Acquiring Fund's shares to be issued (including fractional shares) shall be equal in net asset value to the net asset value of the corresponding Acquired Fund's shares then outstanding. Upon the Acquired Fund's liquidating distribution, the holder of shares of the Acquired Fund will receive shares of the corresponding Acquiring Fund equal in net asset value to the net asset value of shares held by such holder immediately prior to such liquidating distribution.

2.4

Determination of Value. All computations of value shall be made by Mutual Shareholder Services, LLC (“MSS”) in accordance with its regular practice in pricing the shares and assets of the Acquired Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1

Closing Date and Location. The closing (the "Closing") will be on or about May 1, 2019 or such other date(s) as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place immediately prior to the Closing Date unless otherwise provided. The Closing shall be held as of 9:00 a.m. Eastern Standard Time (the "Effective Time") at the offices of MSS, or at such other time and/or place as the parties may agree, or by exchanging executed copies of required documents among the parties.

3.2

Custodian's Certificate. The Fifth Third Bank, as custodian for the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3

Effect of Suspension In Trading. In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

3.4

Transfer Agent's Certificate. ALPS, as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by the Shareholder immediately prior to the Closing. The Acquiring Fund shall cause Mutual Shareholders Services, LLC, its transfer agent, to also issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of Henssler or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, the party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

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ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1

Representations of the Acquired Fund.  Henssler Funds, Inc. and the Acquired Fund represent and warrant to Monteagle Funds and the Acquiring Fund as follows:

(a)

Good Standing. The Acquired Fund is a separate series of Henssler, a corporation, duly organized, validly existing and in good standing under the laws of the State of Maryland.

(b)

Separate Series. The Acquired Fund is a separate series of a Maryland corporation that is registered as an open-end management investment company, and its registration with the U.S. Securities and Exchange Commission (the "Commission") as an investment company under the Investment Company Act of 1940 (the "1940 Act") is in full force and effect.

(c)

Untrue Statement of a Material Fact. The current prospectus and Statement of Additional Information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(d)

Violation of any Material Provision. The Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in the violation of any material provision of Henssler's Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

(e)

No Material Contracts.  The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it prior to the Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph 1.3 hereof.

Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and are not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects the Acquired Fund's business or its ability to consummate the transactions contemplated herein.

(g)

Financial Statements.  The financial statements of the Acquired Fund, if any, are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of the last date of its most recently completed fiscal year in all material respects as of that date, and there are no known contingent liabilities of the Acquired Fund as of that date not disclosed in such statements.

(h)

Material Adverse Changes.  Since the last date of its most recently completed fiscal year (if applicable), there have been no material adverse changes in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(i)

Tax Returns. At the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to be filed by such date, shall have been filed, and all federal and other taxes shown due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Acquired Fund's and Henssler's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(j)

Issued and Outstanding Shares.  The authorized capital of the Acquired Company consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Directors of the Acquired Company may authorize from time to time.  All issued and outstanding shares of beneficial interest of the Acquired Fund are divided into, as applicable, Investor Class and Institutional Class shares, each having the characteristics described in the Acquired Fund Prospectus and will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the transfer agent as provided in Section 3.4.  All issued and outstanding shares of the Acquired Fund are, and at the Closing Date, will be duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares and has no outstanding securities convertible into any of the Acquired Fund shares.

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(k)

Good and Marketable Title.  At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, and, upon delivery and payment for such assets. Upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, including such restrictions as might arise under the 1933 Act, other than as disclosed to and accepted by the Acquiring Fund.

(l)

Enforceability.  The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund. Subject to approval by the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

(m)

Accurate and Complete Information.  The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations.

(n)

Untrue Statement of a Material Fact.  From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Acquired Fund with respect to the Acquired Fund for use in the Proxy Statement (as defined in paragraph 5.7), the Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

(o)

Qualification as a "Regulated Investment Company" (a "RIC"). The Acquired Fund has elected to qualify and has qualified as a "regulated investment company" (a "RIC") under the Code as of and since its first taxable period; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for all periods or portions thereof through the Effective Time.

(p)

Governmental Consents, Approvals or Authorizations. No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Maryland law for the execution of this Agreement by Henssler, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement and such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required, in the opinion of its counsel, subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of each of the Acquiring and Acquired Fund.

(q)

Financial Statements.  The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of portfolio investments (indicating their market values) of the Acquired Fund at, as of and for the fiscal year ended April 30, 2018, audited by Cohen & Company, Ltd., independent registered public accounting firm to the Acquired Fund, copies of which have been furnished to the Acquiring Fund, fairly reflect the financial condition and results of operations of the Acquired Fund as of such date and for the period then ended in accordance with accounting principles generally accepted in the United States consistently applied, and the Acquired Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets and liabilities referred to above or those incurred in the ordinary course of its business since April 30, 2018.  Prior to the Closing Date, the Acquired Fund will endeavor to quantify and reflect on its statements of assets and liabilities all its material known liabilities and will advise the Acquiring Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to April 30, 2018, whether or not incurred in the ordinary course of business.

(r)

Subsequent Events. Since April 30, 2018, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business).

(s)

IRC Subchapter M.  The Acquired Fund has met the requirements of subchapter M of the Code for treatment as a “regulated investment company” within the meaning of Section 851 of the Code in respect of each taxable year since the commencement of operations, and will continue during the taxable year that includes the Closing Date to meet such requirements at all times through the Closing Date.  The Acquired Fund is not liable for any material income or excise tax pursuant to Section 852 or 4982 of the Code.  There is no other tax liability (foreign, state, local) except as accrued on the Acquired Fund’s books.  The Acquired Fund has no earnings and profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply.  The Acquired Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the regulations thereunder.  All dividends paid by the Acquired Fund and claimed for the dividends paid deduction at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code.  Except as otherwise disclosed in writing to the Acquiring Fund, the Acquired Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and has withheld in respect of dividends and other distributions and paid to the proper taxing authority all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

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(t)

The New Fund Board of Trustees will, for a period of no less than 3 years following the Closing of the Reorganization, be composed of at least 75% of persons who are not interested persons of the Adviser or G.W. Henssler & Associates, LTD.

(u)

The New Fund Board of Trustees will assure that the New Fund is not subject to an unfair burden as defined under Section 15(f) of the 1940 Act related to the Reorganization.

4.2

Representations of the Acquiring Fund. The Monteagle Funds and the Acquiring Fund represent and warrant to Henssler and the Acquired Fund as follows:

(a)

Good Standing. The Acquiring Fund is a separate series of Monteagle, a statutory business trust, duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b)

Separate Series. The Acquiring Fund is a separate series of a Delaware business trust that is registered as an open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Registration Statement will be effective on or before the Closing Date.

(c)

Untrue Statement of a Material Fact.  The current prospectus and Statement of Additional Information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

(d)

Violation of any Material Provision.  The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result in a violation of any material provision of Monteagle's Declaration of Trust or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(e)

No Litigation, Administrative Proceeding or Investigations. Except as otherwise disclosed in writing to the Acquired Fund and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending, or to its knowledge, threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

The financial statements of the Acquiring Fund, if any, are in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of the date presented in all material respects as of that date, and there are no known contingent liabilities of the Acquiring Fund as of that date not disclosed in such statements.

(g)

No Material Adverse.  Since the date of the financial statements referenced in (f) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities for business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

(h)

Tax Returns.  At the Closing Date, all federal and other tax returns and reports of the Acquiring Fund and Monteagle required by law to be filed by such date (if any), shall have been filed, and all federal and other taxes shown due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof. To the best of the Acquiring Fund's and Monteagle's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(i)

Issued and Outstanding.  All issued and outstanding Acquiring Fund Shares are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

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(k)

Accurate and Complete Information. The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations.

(1)

Untrue Statement of a Material Fact.  From the effective date of the Registration Statement, through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by Monteagle with respect to the Acquiring Fund for use in the Proxy Statement, the Registration Statement or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

(m)

Approvals and Authorizations. The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state blue sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(n)

Governmental Consents, Approvals, Authorizations. No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act, or Delaware law, for the execution of this Agreement by Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by Trust (except as provided in paragraph 4.3), for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date in the opinion of its counsel,. it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of each of the Acquiring and Acquired Fund.

(o)

Qualification as a "Regulated Investment Company" (a "RIC"). The Acquiring Fund intends to qualify as a RIC under the Code; the Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable period; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

(p)

Registration Statement.  Monteagle has filed the Registration Statement, and such Registration Statement shall be effective on or before the Closing Date.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1

Operation In Ordinary Course. Subject to paragraph 8.5, the Acquiring Fund and Acquired Fund will operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and shareholder redemptions.

5.2

Approval of Shareholders.  Henssler will call a special meeting of Acquired Fund Shareholders to consider and act upon this Agreement and the Reorganization, and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3

Investment Representation. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4

Additional Information. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

5.5

Further Action. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6

Statement of Earnings and Profits. As promptly as practicable, but in any case within sixty (60) days after the applicable Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be reviewed by Cohen & Company, Ltd. and certified by Henssler's Treasurer.

5.7

Preparation of Registration Statement and Proxy Statement.  Monteagle will prepare and file with the Commission a registration statement on Form N-14 (the "Registration Statement"), under the 1933 Act, relating to the Acquiring Fund

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Shares, which, without limitation, shall include a proxy statement of the Acquired Fund and the prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement (the "Prospectus/Proxy Statement").  The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act.  The Acquired Fund will provide its respective Acquiring Fund with the materials and information necessary to prepare the Prospectus/Proxy Statement for inclusion in the Registration Statement in connection with the meeting of the Acquired Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of Henssler and the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

6.1

Truthfulness of Representations and Warranties. All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of that Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by Monteagle's President or Vice President and its Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

6.2

Acquiring Fund’s Certification. The Acquired Fund shall have received on the Closing Date an opinion from the Law Office of C. Richard Ropka, LLC, counsel to Monteagle, dated as of such Closing Date, in a form reasonably satisfactory to the Acquired Fund, covering the following points:

(a)

Monteagle is a statutory business trust duly organized, validly existing and in good standing under the laws of the State of Delaware, and, to such counsel's knowledge, has the power to own all its properties and assets and to carry on its business as presently conducted.

(b)

Monteagle is registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission is in full force and effect.

(c)

This Agreement has been duly authorized, executed, and delivered by Monteagle on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Acquired Fund, is a valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

(d)

Assuming that a consideration of not less than the net asset value of Acquiring Fund Shares has been paid, Acquiring Fund Shares to be issued and delivered to the Acquired Fund on behalf of the Acquired Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

(e)

The Registration Statement has been declared effective by the Commission and to such counsel's knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and as may be required under state securities laws.

(f)

The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of Monteagle's Declaration of Trust or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in the case known to such counsel) to which the Acquiring Fund is a party or by which the Acquiring Fund or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Acquiring Fund is a party or by which it is bound.

(g)

In the ordinary course of such counsel's representation of the Acquiring Fund, and without having made any investigation, such counsel does not know of any legal or governmental proceedings (only insofar as they relate to the Acquiring Fund) existing on or before the effective date of the Registration Statement or the Closing Date that are required to be described in the Registration Statement or to be filed as exhibits to the Registration Statement that are not described or filed as required.

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(h)

In the ordinary course of such counsel's representation of the Acquiring Fund, and without having made any investigation, and except as otherwise disclosed, such counsel is not aware of any litigation or administrative proceeding of or before any court or governmental body that is presently pending or threatened as to the Acquiring Fund or any of its properties or assets. In the ordinary course of such counsel's representation of the Acquiring Fund, and without having made any investigation, to the knowledge of such counsel, the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Fund' business, other than as previously disclosed in the Registration Statement.

For purposes of this Article VI, section 6.2.  references to the Proxy Statement include and relate to only the text of such Proxy Statement and not to any exhibits or attachments thereto or to any documents incorporated by reference therein.

6.3

No Material Change. Except as provided in this Agreement, as of the Closing Date with respect to the Reorganization of the Acquired Fund, there shall have been no material change in the investment objective, policies, restrictions and limitations, nor any material change in the investment management fees, fee levels payable pursuant to the 12b-1 plan of distribution, other fees payable for services provided to the Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Fund from those fee amounts, undertakings and sales load amounts of the Acquiring Fund described in the Proxy Statement.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of Monteagle and the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1

Truthfulness of Representations and Warranties. Henssler and the Acquired Fund shall have delivered to the Acquiring Fund a certificate executed on their behalf by the Henssler’s duly authorized officer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Henssler and the Acquired Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Henssler and the Acquired Fund have complied with all the covenants and agreements and satisfied all of the conditions on their parts to be performed or satisfied under this Agreement at or prior to the Closing Date.

7.2

Statement of Tax Costs. The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of Henssler.

7.3

Proceedings and Material Documents.  All proceedings taken by Henssler or the Acquired Fund in connection with the transactions contemplated by this Agreement and all material documents related thereto shall be reasonably satisfactory in form and substance to the Acquiring Fund.

7.4

Statement of Adjusted Tax Basis. The Acquired Fund shall have furnished to the Acquiring Fund a certificate, signed on its behalf by a duly authorized officer of Henssler, as to the adjusted tax basis in the hands of the Acquired Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, together with any such other evidence as to such adjusted tax basis as the Acquiring Fund may reasonably request.

7.5

Custodian Certificate. The Acquired Fund’s custodian shall have delivered to the Acquiring Fund a certificate identifying all the assets of the Acquired Fund held by such custodian as of the Valuation Date.

7.6

Transfer Agent Records. The Acquired Fund’s transfer agent shall have provided to the Acquiring Fund’s transfer agent (i) the originals or true copies of all of the records of the Acquired Fund in the possession of the Acquired Fund’s  transfer agent as of the Closing Date, (ii) a record specifying the number of Acquired Fund Shares outstanding as of the Valuation Date and (iii) a record specifying the name and address of each holder of record of any Acquired Fund Shares and the number of Acquired Fund Shares held of record by each such shareholder as of the Valuation Date.  The Acquired Fund’s transfer agent shall also have provided the Acquiring Fund with a certificate confirming that the acts specified in the preceding sentence have been taken and that the information so supplied is complete and accurate to the best knowledge of the transfer agent.

7.7

The Acquiring Fund shall have received a favorable opinion from counsel to the Acquired Fund, dated the Closing Date, and in a form reasonably satisfactory to the Acquiring Fund, to the following effect:

(a)

Henssler is a “Maryland Corporation” validly existing under the laws of the State of Maryland and has power as a Maryland Corporation to own all of its properties and assets and to carry on its business, in each case as described in

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the Registration Statement, and the Acquired Fund is a separate series thereof duly established in accordance with the currently-effective Articles of Incorporation and By-laws of Henssler and applicable law.

(b)

This Agreement has been duly authorized, executed and delivered by Henssler, on behalf of the Acquired Fund, and assuming the due authorization, execution and delivery of this Agreement by Monteagle, on behalf of the Acquiring Fund, is a valid and binding obligation of Henssler and the Acquired Fund enforceable against  Henssler and the Acquired Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization, moratorium or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c)

The Acquired Fund has the power as a series of a Maryland corporation to sell, assign, transfer and deliver the assets to be transferred by it hereunder.

(d)

The execution and delivery of this Agreement by Henssler on behalf of the Acquired Fund did not, and the performance by Henssler and the Acquired Fund of their obligations hereunder will not, violate Hensssler’s currently-effective Articles of Incorporation or Bylaws or any provision of any agreement specified in a Certificate of Officer of Henssler to which Henssler or the Acquired Fund is a party, or by which it is bound or, result in the acceleration of any obligation or the imposition of any penalty under any such agreement, or any judgment or decree to which Henssler or the Acquired Fund is a party or by which it is bound, specified in a Certificate of Officer of Henssler.

(e)

No consent, approval, authorization or order of any State of Delaware or federal governmental authority is required for the consummation by Henssler or the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under state securities or blue-sky laws or such as have been obtained.

(f)

Henssler is registered with the Commission as an investment company under the 1940 Act.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1

Requisite Vote.  This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with Maryland law and the provisions of Henssler's Articles in Incorporation and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

8.2

No Action, Suit or Other Proceeding. On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3

Required Consents. All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

8.4

Registration Statement.  The Registration Statement shall have become effective and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5

Dividends.  The Acquired Fund shall have declared and paid a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund's net investment company taxable income for all taxable periods ending on or prior to the Closing Date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable periods ending on or prior to such Closing Date (after reduction for any capital loss carry forward).

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8.6

Tax Opinion.  The Acquired Fund and the Acquiring Fund shall have received a favorable opinion of the Law Office of C. Richard Ropka, LLC, firm for Monteagle dated on the Closing Date (which opinion will be subject to certain qualifications) satisfactory to both parties substantially to the effect that, on the basis of the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, generally for federal income tax purposes:

(a)

Section 368(b) Reorganization.  The transfer of all of the Acquired Fund's assets in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders and the termination of the Acquired Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code (the "Reorganization") and the Acquiring Fund and the Acquired Fund will be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

(b)

Acquiring Fund - Recognition of Gain or Loss.  No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.

(c)

Acquired Fund - Recognition of Gain or Loss.  No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares (except to the extent that such assets consist of contracts described in Section 1256 of the Code) or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for such shareholders' shares of the Acquired Fund.

(d)

Acquiring Fund Shareholders - Recognition of Gain or Loss.  No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange of their Acquired Fund shares for Acquiring Fund Shares in the Reorganization.

(e)

Acquired Fund Shareholder - Aggregate Tax Basis. The aggregate tax basis for Acquiring Fund Shares received by the Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Fund Shares to be received by the Acquired Fund Shareholder will include the period during which the Acquired Fund shares exchanged therefore were held by such shareholder, provided the Acquired Fund shares are held as capital assets at the time of the Reorganization.

(f)

Acquired Fund’s Assets Tax Basis.  The tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

(g)

Section 381(c).   The Acquiring Fund will succeed to and take into account the items of the identically-named Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and applicable regulations thereunder.

Such opinion shall be based on customary assumptions and such representations as the Law Office of C. Richard Ropka, LLC Firm reasonably may request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.6. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above.  There is no assurance that the Internal Revenue Service or a court would agree with the opinion.

ARTICLE IX

EXPENSES

9.1

Brokerage Fee.  Each of Henssler, the Acquired Fund, Monteagle and the Acquiring Fund represents that there is no person who has dealt with it who by reason of such dealings is entitled to any broker’s or finder’s or other similar fee or commission arising out of the transactions contemplated by this Agreement.

9.2

Associated Transaction Fees.  As separately agreed between Nashville Capital Corporation and G.W. Henssler & Associates, LTD, Nashville Capital and G.W. Henssler agree to assume and to pay all expenses incurred by the Monteagle, the Acquiring Fund, Henssler, and the Acquired Fund in connection with the transaction contemplated by this Agreement.  Such expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal and audit fees; (f) solicitation costs of the transaction, (g) the cost of winding up and liquidating the Acquired Fund, expenses incurred by Henssler in obtaining so-called "tail" or "run-off' directors & officers insurance coverage in respect of the activities of the current and former directors and officers of Henssler as they relate to the Acquired Fund, for a period ending five years after the date of closing; and (i) all fees listed on the closing/merger schedule provided by ALPS.  Nashville and G.W. Henssler shall remain liable for expenses in the event this Agreement is terminated pursuant to paragraph 11.1.

ARTICLE X

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ENTIRE AGREEMENT; SURVIVAL

10.1

Entire Agreement.  Monteagle, on behalf of the Acquiring Fund, and Henssler, on behalf of the Acquired Fund, agrees that neither party has made to the other party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

10.2

Survival.  The representation, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, and the obligations of the Acquiring Fund, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

INDEMNIFICATION

11.1

Acquiring Fund’s Indemnification.  The Acquiring Fund agrees to indemnify and hold harmless the Acquired Fund, Henssler and each of their respective directors, officers, agents or employees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable court costs, but excluding any indirect, consequential or special damages) to which the Acquired Fund, Henssler or any of their respective directors, officers, agents or employees may become subject, insofar as any such loss, claim, damage, liability or expense arises out of or is based on: (i) any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement; or (ii) the negligent or reckless acts or omissions or willful misfeasance of the Acquiring Fund in connection with this Agreement.

11.2

Acquired Fund’s Indemnification.  The Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund, Monteagle and each of their respective trustees, directors, officers, agents or employees from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable court costs, but excluding any indirect, consequential or special damages) to which the Acquiring Fund, Monteagle or any of their respective trustees, officers, agents or employees may become subject, insofar as any such loss, claim, damage, liability or expense arises out of or is based on: (i) any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement; or (ii) the negligent or reckless acts or omissions or willful misfeasance of  the Acquired Fund in connection with this Agreement.

11.3

Acquired Fund’s Indemnification Limited to Acquiring Fund.  Henssler understands and agrees that the obligations of Monteagle, on behalf of the Acquiring Fund, under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of Monteagle personally, but bind only Monteagle, on behalf of the Acquiring Fund and the Acquiring Fund’s property. Moreover, no series of Monteagle other than the Acquiring Fund shall be responsible for the obligations of Monteagle hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. Henssler represents that it has notice of the provisions of the Amended and Restated Declaration of Trust of Monteagle disclaiming shareholder and trustee liability for acts or obligations of the Acquiring Fund.

11.4

Acquiring Fund’s Indemnification Limited to Acquired Fund.  Monteagle understands and agrees that the obligations of Henssler, on behalf of the Acquired Fund, under this Agreement shall not be binding upon any director, shareholder, nominee, officer, agent or employee of Henssler personally, but bind only Henssler, on behalf of the Acquired Fund and the Acquired Fund’s property. Moreover, the Acquired Fund shall be solely responsible for the obligations of Henssler hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Fund hereunder.  Monteagle represents that it has notice of the provisions of the Articles of Incorporation of Henssler disclaiming shareholder and director liability for acts or obligations of the Acquired Fund.

ARTICLE XII

TERMINATION

12.1

Mutual Termination. This Agreement may be terminated by the mutual agreement of Monteagle and Henssler. In addition, either Monteagle or Henssler may at its option terminate this Agreement at or prior to either Closing Date due to:

(a)

a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days of notice of such breach;

(b)

a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c)

a determination by the party's Board of Trustees/Directors, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the party, and to give notice to the other party hereto.

-A12-

12.2

No Liability for Damages.  In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Fund, the Acquired Fund, Monteagle, Henssler, the respective Trustees/Directors or officers, to the other party or its Trustees/Directors or officers, but paragraph 9.2 shall continue to apply.

ARTICLE XIII

AMENDMENTS

13.1

Mutual Amendments. This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Acquired Fund and Acquiring Fund; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions to the detriment of such shareholders.

ARTICLE XIV

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

14.1

Article and Paragraph Headings.  The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2

Execution of Counterparts.  This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3

Conflicts of Law.  This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of law provisions thereof.

14.4

Binding Effect.  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5

Binding Effect on Monteagle.  It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of Monteagle personally, but shall bind only the trust property of the Acquiring Fund, as provided in the Agreement and Declaration of Trust of Monteagle. The execution and delivery of this Agreement have been authorized by the Trustees of Monteagle on behalf of the Acquiring Fund and signed by authorized officers of Monteagle, acting as such. Such authorization by such Trustees and such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund as provided in Monteagle's Agreement and Declaration of Trust.

14.6

Binding Effect on Henssler.  It is expressly agreed that the obligations of the Acquired Fund hereunder shall not be binding upon any of the Directors, shareholders, nominees, officers, agents, or employees of Henssler personally, but shall bind only the trust property of the Acquired Fund, as provided in the Agreement and Declaration of Trust of Henssler. The execution and delivery of this Agreement have been authorized by the Directors of Henssler on behalf of the Acquired Fund and signed by authorized officers of Henssler, acting as such. Such authorization by such Directors and such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund as provided in Henssler's Articles of Incorporation.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

MONTEAGLE FUNDS, on behalf of its portfolio series listed on Schedule A, individually and not jointly

____________________________________

By:    Paul B. Ordonio, JD

Title: President

HENSSLER FUNDS, INC., on behalf of its portfolio series listed on Schedule A, individually and not jointly

____________________________________

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By:    William G. Lako, Jr.

Title: Principal

NASHVILLE CAPITAL CORPORATION with respect to Paragraph 9.2.

____________________________________

By:    Micah D. White, CFA

Title: Principal

G.W. HENSSLER & ASSOCIATES, LTD. with respect to Paragraph 9.2.

____________________________________

By:   William G. Lako, Jr.

Title: Principal

-A14-

Schedule A

Shareholders of the Acquired Fund will receive shares of the Acquiring Fund

*Acquiring Fund is a newly created series of the Monteagle Funds.

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APPENDIX B - FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Acquired Fund’s financial performance for the periods shown. Certain information reflects financial results for a single Acquired Fund share. The total returns in the tables reflect the rates an investment in the Acquired Fund would have earned (or lost), assuming reinvestment of all dividends and distributions. The following information for the fiscal years ended April 30 has been derived from the Acquired Fund’s financial statements, which have been audited by Cohen & Company, Ltd., independent registered public accounting firm. The information for the semi-annual period ended October 31, 2018 has been derived from the Acquired Fund’s semi-annual report. The Financial Highlights are an integral part of the Acquired Fund’s audited financial statements included in the Acquired Fund’s Annual Report to Shareholders, and the Semi-Annual Report to Shareholders, which are available upon request, and incorporated by reference into the Acquired Fund’s Statement of Additional Information. This should be read in conjunction with those financial statements.

THE HENSSLER EQUITY FUND – INVESTOR CLASS

	For the Six Months Ended October 31, 2018 (Unaudited)		For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016		For the Year Ended April 30, 2015	For the Year Ended April 30, 2014
PER SHARE COMMON SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$5.61		$6.00	$5.95	$9.69		$14.29	$15.03
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.01		0.01	0.03	0.05		0.07	0.11
Net realized and unrealized gain/(loss) on investments	(0.11)		0.23	0.75	(0.18	)(2)	1.18	3.24
Total Income/(Loss) from Investment Operations	(0.10)		0.24	0.78	(0.13)		1.25	3.35
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–		(0.05)	(0.04)	(0.06)		(0.11)	(0.15)
From net realized gains on investments	–		(0.58)	(0.69)	(3.55)		(5.74)	(3.94)
Total Distributions	–		(0.63)	(0.73)	(3.61)		(5.85)	(4.09)
Net Asset Value - End of Period	$5.51		$5.61	$6.00	$5.95		$9.69	$14.29
Total Return	(1.78	)%(3)	3.56%	13.26%	0.25%		8.21%	22.83%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$19,242		$21,556	$27,059	$29,947		$50,383	$84,719
Ratio of expenses to average net assets	1.53	%(4)	1.55%	1.47%	1.47%		1.37%	1.30%
Ratio of net investment income to average net assets	0.27	%(4)	0.12%	0.50%	0.63%		0.51%	0.68%
Portfolio turnover rate(5)	54	%(3)	6%	146%	155%		58%	48%

(1) Per share amounts calculated based on the average daily shares outstanding during the period.

(2) The amount of net realized and unrealized gain on investment per share for the period ended April 30, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(3) Not annualized.

(4) Annualized.

(5) Portfolio turnover is calculated at the Fund level.

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THE HENSSLER EQUITY FUND –INSTITUTIONAL CLASS

	For the Six Months Ended October 31, 2018 (Unaudited)		For the Year Ended April 30, 2018	For the Year Ended April 30, 2017	For the Year Ended April 30, 2016		For the Year Ended April 30, 2015	For the Year Ended April 30, 2014
PER SHARE COMMON SHARE OPERATING PERFORMANCE:
Net Asset Value - Beginning of Period	$5.97		$6.33	$6.24	$9.98		$14.55	$15.22
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)	0.02		0.04	0.06	0.09		0.13	0.20
Net realized and unrealized gain/(loss) on investments	(0.11)		0.25	0.78	(0.18	)(2)	1.21	3.27
Total Income/(Loss) from Investment Operations	(0.09)		0.29	0.84	(0.09)		1.34	3.47
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–		(0.07)	(0.06)	(0.10)		(0.17)	(0.20)
From net realized gains on investments	–		(0.58)	(0.69)	(3.55)		(5.74)	(3.94)
Total Distributions	–		(0.65)	(0.75)	(3.65)		(5.91)	(4.14)
Net Asset Value - End of Period	$5.88		$5.97	$6.33	$6.24		$9.98	$14.55
Total Return	(1.51	)%(3)	4.22%	13.66%	0.79%		8.79%	23.43%
RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period (000s)	$15,706		$17,465	$15,614	$13,654		$13,480	$13,129
Ratio of expenses to average net assets	1.03	%(4)	1.05%	0.97%	0.98%		0.87%	0.80%
Ratio of net investment income to average net assets	0.78	%(4)	0.61%	1.00%	1.11%		0.98%	1.26%
Portfolio turnover rate(5)	54	%(3)	6%	146%	155%		58%	48%

(1) Per share amounts calculated based on the average daily shares outstanding during the period.

(2) The amount of net realized and unrealized gain on investment per share for the period ended April 30, 2016 does not accord with the amounts in the Statements of Operations due to the timing of purchases and sales of Fund shares in relation to fluctuating market values.

(3) Not annualized.

(4) Annualized.

(5) Portfolio turnover is calculated at the Fund level.

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APPENDIX C: MONTEAGLE OPPORTUNITY EQUITY FUND PROSPECTUS DATED [APRIL__], 2019, AS SUPPLEMENTED TO DATE:

The prospectus of the Monteagle Opportunity Equity Fund dated [April__], 2019, as supplemented to date, is part of this Prospectus/Proxy Statement and will be included in the Proxy mailing to all shareholders of record of The Henssler Equity Fund and is incorporated by reference from the electronic filing on Form N-1A made by Monteagle Funds on January 17, 2019, under Accession No. 0001162044-19-000037.

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PART B

STATEMENT OF ADDITIONAL INFORMATION
FOR
MONTEAGLE OPPORTUNITY EQUITY FUND
a series of
MONTEAGLE FUNDS
2506 Winford Avenue
Nashville, TN 37211
(855) 280-9648

Dated April [      ], 2019

Acquisition of All of the Assets and Liabilities of:

THE HENSSLER EQUITY FUND
(a series of The Henssler Funds, Inc.)

By and in exchange for shares of

MONTEAGLE OPPORTUNITY EQUITY FUND
(a series of Monteagle Funds)

This Statement of Additional Information (“SAI”) relates specifically to the proposed acquisition of all of the assets and liabilities of The Henssler Equity Fund (the “Acquired Fund”), a series of The Henssler Funds, Inc., by the Monteagle Opportunity Equity Fund (the “Acquiring Fund”), a series of the Monteagle Funds (“the Monteagle Funds”), as described in the Proxy Statement/Prospectus (the “Reorganization”).

This SAI consists of this Cover Page and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein (is legally considered to be part of this SAI):

1.

The Prospectus and Statement of Additional Information for the Acquired Fund, a series of the Trust, dated August 28, 2018 (as supplemented to date), Accession No. 0001398344-18-012626;

2.

The Annual Report to Shareholders of the Acquired Fund for the fiscal year ended April 30, 2018, Accession No. 0001398344-18-009821;

3.

The Semi-Annual Report to Shareholders of the Acquired Fund, for the fiscal period ended October 31, 2018, Accession No. 0001398344-19-000101;

4.

A Statement of Additional Information (“SAI”) dated [April __ ], 2019, relating to this Proxy Statement/Prospectus, which has been filed with the SEC, [Accession No.  ].

This SAI is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus, dated [April ____ ], 2019, relating to the Reorganization. The Proxy Statement/Prospectus and any of the materials incorporated by reference into this SAI are available upon request, without charge, by writing to the address below or by calling the telephone numbers listed as follows:

For inquiries regarding the Acquired Fund: For inquiries regarding the Acquiring Fund or the Monteagle Funds:

The Henssler Equity Fund 3735 Cherokee Street Kennesaw, Georgia 30144 (800) 936-3863 www.henssler.com	Monteagle Opportunity Equity Fund 2506 Winford Avenue Nashville, TN 37211 (888) 263-5593 www.monteaglefunds.com

Pro Forma Financial Information

Pro forma financial information has not been prepared for the reorganization of the Acquired Fund into the Acquiring Fund because the Acquired Fund will be reorganized into a newly organized shell series of the Monteagle Funds with no assets and liabilities that will commence investment operations upon completion of the reorganization and continue the operations of the Acquired Fund.

PART C

OTHER INFORMATION

OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

Section 10.02 of Registrant's Trust Instrument (Item 28(a) above) provides certain rights of indemnification and advancement of defense expenses to the Registrant’s trustees and officers under the circumstances specified in that section, subject to specified exceptions. That section of the Trust Instrument is incorporated herein by reference from Item 24(b)(1) in Registrant’s Registration Statement on Form N-1A filed December 4, 1997, and this statement of general effect is qualified in its entirety by such reference.

Sections 11 and 12 of the Distribution Agreement (Item 28(e) above) between Registrant and its principal underwriter also provide certain limitations of liability and rights of indemnification to the principal underwriter and certain of its personnel when performing services for Registrant, under the circumstances specified in those sections. Those sections of the Distribution Agreement are incorporated herein by reference from Item 23(e) in Registrant’s Registration Statement on Form N-1A filed on June 5, 2009, and this statement of general effect is qualified in its entirety by such reference.

In addition, Registrant has purchased an insurance policy insuring its officers and trustees against certain liabilities incurred in their official capacities, and certain costs of defending claims against the same, under specified circumstances. The insurance policy also insures Registrant against the cost of indemnification payments to trustees and officers under specified circumstances. Registrant and its officers are also covered under a fidelity bond acquired by Registrant pursuant to Rule 17j-1.

ITEM 16. EXHIBITS.

(1)

Charter Document.

(a)

Trust Instrument of the Registrant dated November 25, 1997. Incorporated herein by reference to Item 24(b)(1) in Registrant’s Registration Statement on Form N-1A filed December 4, 1997.

(b)

Amendment No. 1, dated February 14, 2006, to the Trust Instrument of the Registrant. (Incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed July 11, 2006.

(c)

Certificate of Amendment, dated December 28, 2007, to the Trust Instrument of the Registrant incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on January 8, 2008.

(d)

Certificate of Amendment, dated August 6, 2009, to the Trust Instrument of the Registrant incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on August 10, 2009.

(e)

Certificate of Amendment to the Certificate of Trust of the Registrant dated September 13, 2013 and filed with the Delaware Secretary of State on September 16, 2013 incorporated herein by reference to Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.

(2)

By-laws. None.

(3)

Voting Trust Agreements. None

(4)

Agreement of Reorganization. Form of Agreement and Plan of Reorganization is filed herewith as Appendix A to the Proxy Statement/Prospectus.

(5)

Instruments Defining Rights of Security Holders. The following provisions from the Trust’s Trust Instrument (referenced in Item 28(1) above) define the rights of holders of Trust Shares: Articles II, V, VII and IX, and Sections 10.03, 12.04, 12.05, 12.08 and 12.14.

(6)

Investment Advisory Contracts.

(a)

Management Agreement dated May 1, 2009, by and between Registrant and Nashville Capital Corporation incorporated herein by reference to Item 23(d)(1) in Registrant’s Registration Statement on Form N-1A filed on June 5, 2009.

(b)

First Amendment to Monteagle Funds Management Agreement, dated September 17, 2013, between Registrant and Nashville Capital Corporation incorporated herein by reference to Item 23 (d)(1)(i) in Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.

(c)

Management Agreement dated May 2, 2017, by and between Registrant and Nashville Capital Corporation incorporated herein by reference to Item 23(d)(1)(ii) in Registrant’s Registration statement on Form N-1A filed on December 22, 2017.

(d)

Management Agreement dated March 1, 2019 by and between Registrant and Nashville Capital Corporation to with respect to the Monteagle Opportunity Equity Fund is filed herewith.

(e)

Sub-Advisory Agreement, dated July 1, 2010, by and among Registrant, Nashville Capital Corporation and Garcia Hamilton & Associates, L.P. (formerly known as Davis Hamilton Jackson & Associates, L.P.), with respect to the Quality Growth Fund incorporated herein by reference to Item 28(d)(3) in Registrant’s Registration Statement on Form N-1A filed on December 28, 2010.

(f)

Sub-Advisory Agreement, dated September 1, 2017, by and among Registrant, Nashville Capital Corporation and Howe and Rusling, Inc., with respect to the Quality Growth Fund incorporated herein by reference to Item 23(d)(2)(i) in Registrant’s Registration statement on Form N-1A filed on December 22, 2017.

(g)

Sub-Advisory Agreement, dated September 23, 2005, between Registrant, Nashville Capital Corporation and Howe and Rusling, Inc., with respect to the Monteagle Fixed Income Fund incorporated herein by reference to Item 23(d)(3) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2006.

(h)

Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and Howe and Rusling, Inc., with respect to the Monteagle Fixed Income Fund incorporated herein by reference to Item 23(d)(3)(i) in Registrant’s Registration statement on Form N-1A filed on December 22, 2017.

(i)

Sub-Advisory Agreement, dated July 14, 2006, between Registrant, Nashville Capital Corporation and Robinson Investment Group, Inc., with respect to the Monteagle Value Fund incorporated herein by reference to Item 23(d)(6) in Registrant’s Registration Statement on Form N-1A filed July 11, 2006.

(j)

First Amendment to Monteagle Funds Sub-Advisory Agreement, dated February 9, 2012, between Registrant, Nashville Capital Corporation and Robinson Investment Group, Inc., with respect to the Monteagle Value Fund incorporated herein by reference to Item 28(d)(4)(i) in Registrant’s Registration Statement on Form N-1A filed December 28, 2012.

(k)

Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and Robinson Investment Group, Inc., with respect to the Monteagle Value Fund incorporated herein by reference to Item 28(d)(4)(ii) in Registrant’s Registration statement on Form N-1A filed on December 22, 2017.

(l)

Sub-Advisory Agreement, dated March 31, 2008, between Registrant, Nashville Capital Corporation and T.H. Fitzgerald & Company, with respect to the Monteagle Informed Investor Growth Fund incorporated herein by reference to Item 23(d)(6) in Registrant’s Registration Statement on Form N-1A filed January 8, 2008.

(m)

First Amendment to Monteagle Funds Sub-Advisory Agreement, dated February 9, 2012, between Registrant, Nashville Capital Corporation and T.H. Fitzgerald & Company, with respect to the Monteagle Informed Investor Growth Fund incorporated herein by reference to Item 28(d)(5)(i) in Registrant’s Registration Statement on Form N-1A filed December 28, 2012.

(n)

Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and T.H. Fitzgerald & Company, with respect to the Monteagle Informed Investor Growth Fund incorporated herein by reference to Item 28(d)(5)(ii) in Registrant’s Registration statement on Form N-1A filed on December 22, 2017.

(o)

Sub-Advisory Agreement, dated May 1, 2009, between Registrant, Nashville Capital Corporation and Parkway Advisors, LP, with respect to the Monteagle Select Value Fund incorporated herein by reference to Item 23(d)(8) in Registrant’s Registration Statement on Form N-1A filed on June 5, 2009.

(p)

Sub-Advisory Agreement, dated May 2, 2017, between Registrant, Nashville Capital Corporation and Parkway Advisors, LP, with respect to the Monteagle Select Value Fund incorporated herein by reference to Item 28(d)(6)(i) in Registrant’s Registration statement on Form N-1A filed on December 22, 2017.

(q)

Sub-Advisory Agreement, dated September 17, 2013, between Registrant, Nashville Capital Corporation and J. Team Financial, Inc. d/b/a Team Financial Strategies, with respect to The Texas Fund incorporated herein by reference to Item 23(d)(7) in Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.

(r)

Sub-Advisory Agreement, dated September 17, 2013, between Registrant, Nashville Capital Corporation and J. Team Financial, Inc. d/b/a Team Financial Strategies, with respect to The Texas Fund incorporated herein by reference to Item 28(d)(7)(i) in Registrant’s Registration statement on Form N-1A filed on December 22, 2017.

(s)

Sub-Advisory Agreement, dated March 1, 2019, between Registrant, Nashville Capital Corporation and G.W. Henssler & Associates, Ltd., with respect to the Monteagle Opportunity Equity Fund is filed herewith.

(7)

Underwriting Contracts.

(a)

Distribution Agreement dated December 1, 2016, between Registrant and Arbor Court Capital, LLC incorporated herein by reference to Item 28(e)(1) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.

(b)

First Amendment to Distribution Agreement, dated March1, 2019 between Registrant and Arbor Court Capital, LLC is filed herewith.

(c)

Form of Selling Group Agreement between Arbor Court Capital, LLC and dealers incorporated herein by reference to Item 28(e)(2) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.

(8) Bonus or Profit-Sharing Contracts. None.

(9) Custodial Agreement.

(a)

Custody Agreement dated May 1, 2009, between Registrant and Huntington National Bank incorporated herein by reference to Item 23(g) in Registrant’s Registration Statement on Form N-1A filed on November 9, 2009.

(b)

First Amendment to Custody Agreement dated March 1, 2019 between Registrant and Huntington National Bank is filed herewith.

(10) Rule 12b-1 Plans and Rule 18f-3 Plans.

(a)

Rule 18f-3 Plan incorporated herein by reference to Item 23(n) in Registrant’s Registration Statement on Form N-1A filed on September 17, 2013.

(b)

Rule 18f-3 Plan with respect to the Monteagle Opportunity Equity Fund is filed herewith.

(11)

Opinion and Consent of Counsel. Filed herewith.

(12)

Opinion and Consent of Counsel regarding tax matters. Opinion is filed herewith.

(13)

Other Material Contracts.

(a)

Transfer Agent Agreement, dated December 1, 2016, between Registrant and Mutual Shareholder Services, LLC incorporated herein by reference to Item 28(h)(1) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.

(b)

Accounting Services Agreement, dated December 1, 2016, between Registrant and Mutual Shareholder Services, LLC incorporated herein by reference to Item 23(h)(2) in Registrant’s Registration Statement on Form N-1A filed on December 21, 2016.

(c)

Operating Services Agreement, dated March 1, 2019, between Registrant and Nashville Capital Corporation with respect to Monteagle Opportunity Equity Fund is filed herewith.

(14)

Other Opinions. Consent of Auditors is filed herewith.

(15)

Omitted Financial Statements. None.

(16)

Powers of Attorney. None.

(17)

Other. None.

ITEM 17. UNDERTAKINGS.

(1)

The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)

The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16 (12)(a) of Form N-14 within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Abilene and State of Texas, on the 11th day of March, 2019.

MONTEAGLE FUNDS

By:	/s/ Paul B. Ordonio
Paul B. Ordonio, President

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below on by the following persons in the capacities indicated on the 11th day of March, 2019:

/s/ Paul B. Ordonio	President	03/11/2019
Paul B. Ordonio		Date

/s/ Bob Anastasi	Treasurer	03/11/2019
Bob Anastasi		Date

*	Trustee	03/11/2019
Larry Joe Anderson		Date

*	Trustee	03/11/2019
David. J. Gruber		Date

*	Trustee	03/11/2019
Jeffrey W. Wallace		Date

*By: /s/ Paul B. Ordonio		03/11/2019
Paul B. Ordonio, Attorney-in-Fact		Date

INDEX TO EXHIBITS

Exhibit Number

Description

6(d)

Management Agreement

6(s)

Subadvisory Agreement

7(b)

First Amendment to Distribution Agreement

9(b)

First Amendment to Custody Agreement

10(b)

Multiple Class Plan

11

Opinion and Consent of Counsel

12

Opinion and Consent of Counsel regarding tax matters

13(c)

Operating Services Agreement

14

Consent of Auditors